UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22496

American Funds Global Balanced Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

Hong T. Le

American Funds Global Balanced Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Global Balanced Fund®

Semi-annual report for the six months ended April 30, 2022

A balanced fund
with global scope

American Funds Global Balanced FundSM seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 5.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for periods ended March 31, 2022 (the most recent calendar quarter-end):

	1 year	5 years	10 years

Class F-2 shares	1.84%	6.77%	6.73%
Class A shares (reflecting 5.75% maximum sales charge)	–4.25	5.27	5.87

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios were 0.59% for Class F-2 shares and 0.83% for Class A shares as of the prospectus dated January 1, 2022.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower and net expenses higher. Visit capitalgroup.com for more information.

The fund’s 30-day yield for Class F-2 and Class A shares as of April 30, 2022, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 1.87% and 1.53%, respectively. The Class A result reflects the 5.75% maximum sales charge.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investing outside the U.S. may be subject to additional risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors

Results for American Funds Global Balanced Fund for the periods ended April 30, 2022, are shown in the table below, as well as results of the fund’s benchmarks.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/GBLFX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

21	Financial statements

25	Notes to financial statements

40	Financial highlights

Results at a glance

For periods ended April 30, 2022, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 Months	1 year	5 years	10 years	Lifetime (since Class A inception on 2/1/11)

American Funds Global Balanced Fund (Class F-2 shares)	–10.59	–7.00%	5.11%	6.01%	5.86%
American Funds Global Balanced Fund (Class A shares)	–10.70	–7.21	4.87	5.78	5.62
60%/40% MSCI ACWI/Bloomberg Global Aggregate Index[1,2,3]	–11.58	–8.26	5.98	5.78	5.39
MSCI ACWI (All Country World Index) ex USA[1]	–11.63	–5.44	9.46	9.21	8.08
Bloomberg Global Aggregate Index[2]	–11.69	–12.63	0.33	0.35	0.95

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. MSCI ACWI results reflect dividends net of withholding taxes. The index is a free float-adjusted market capitalization-weighted index that is designed to measure results of more than 40 developed and emerging equity markets.
[2]	Source: Bloomberg Index Services Ltd.
[3]	The 60%/40% MSCI ACWI/Bloomberg Global Aggregate Index blends the MSCI ACWI with the Bloomberg Global Aggregate Index by weighting their total returns at 60% and 40%, respectively. Results assume the blend is rebalanced monthly. Effective January 1, 2021, the fund’s primary benchmark is the 60%/40% MSCI ACWI/Bloomberg Barclays Global Aggregate Index.

American Funds Global Balanced Fund	1

Investment portfolio April 30, 2022	unaudited

Investment mix by security type	Percent of net assets

Currency diversification	Percent of net assets

	Equity securities	Bonds, notes & other debt instruments	Forward currency contracts		Short-term securities & other assets less liabilities		Total
U.S. dollars	31.99%	18.67%	—%		6.63%		57.29%
Euros	8.07	4.69	(.04)		—		12.72
British pounds	4.76	1.20	—	*	—		5.96
Canadian dollars	2.89	0.91	—	*	—		3.80
Japanese yen	.69	2.67	(.03)		—		3.33
Indian rupees	3.09	.05	—	*	—		3.14
Swiss francs	2.60	—	—		—		2.60
Brazilian reais	1.51	.16	.02		—		1.69
Chinese yuan renminbi	.25	1.24	—	*	—		1.49
Australian dollars	.48	.90	—		—		1.38
Other currencies	3.09	3.46	.05		—	*	6.60
Total							100.00%

*	Amount less than 0.01%

Common stocks 58.93%	Shares	Value (000)
Financials 9.30%
B3 SA-Brasil, Bolsa, Balcao	130,427,439	$350,870
Zurich Insurance Group AG1	536,461	244,002
DNB Bank ASA[1,2]	9,525,723	185,951
Toronto-Dominion Bank (CAD denominated)	2,242,300	161,961
Tradeweb Markets, Inc., Class A	1,914,900	136,322
PNC Financial Services Group, Inc.	754,850	125,381
ING Groep NV1	13,244,000	123,940
Kotak Mahindra Bank, Ltd.[1,3]	4,963,621	115,305
Citigroup, Inc.	1,945,000	93,769
Housing Development Finance Corp., Ltd.[1]	2,750,000	79,177
AIA Group, Ltd.[1]	7,932,400	77,499
HDFC Bank, Ltd.[1]	4,280,581	76,861
JPMorgan Chase & Co.	474,900	56,684
BNP Paribas SA1,2	819,600	42,034
Aegon NV1	7,948,000	41,117
Bank Central Asia Tbk PT1	71,770,000	40,141
Banco Santander, SA1	11,233,000	32,916
CME Group, Inc., Class A	144,100	31,607
Ping An Insurance (Group) Company of China, Ltd., Class H1	4,188,360	26,935

2	American Funds Global Balanced Fund

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Ping An Insurance (Group) Company of China, Ltd., Class A1	691,969	$4,644
KBC Groep NV1	428,071	29,156
Münchener Rückversicherungs-Gesellschaft AG1	121,473	29,067
Swedbank AB, Class A1	1,800,637	28,414
Tryg A/S1	1,138,582	26,988
Nasdaq, Inc.	170,480	26,828
Fairfax Financial Holdings, Ltd., subordinate voting shares	33,043	18,156
Lufax Holding, Ltd. (ADR)	2,853,800	15,839
Allfunds Group PLC[1]	1,083,800	9,248
FinecoBank SpA[1]	640,000	8,817
		2,239,629

Information technology 8.41%
Broadcom, Inc.	1,062,620	589,106
Microsoft Corp.	2,051,455	569,320
Mastercard, Inc., Class A	467,300	169,807
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	8,422,200	153,621
Apple, Inc.	881,023	138,893
Adobe, Inc.[3]	212,841	84,274
NXP Semiconductors NV	464,000	79,298
GlobalWafers Co., Ltd.[1]	4,500,000	78,222
ServiceNow, Inc.[3]	140,000	66,934
Accenture PLC, Class A	190,700	57,279
Micron Technology, Inc.	421,300	28,728
Cognizant Technology Solutions Corp., Class A	100,600	8,139
		2,023,621

Health care 7.48%
Abbott Laboratories	4,631,790	525,708
Novartis AG1	1,783,850	157,813
UnitedHealth Group, Inc.	288,700	146,818
Thermo Fisher Scientific, Inc.	212,625	117,565
Siemens Healthineers AG1	2,053,289	110,976
Amgen, Inc.	473,645	110,449
AstraZeneca PLC[1]	800,000	106,274
Gilead Sciences, Inc.	1,749,930	103,841
Merck KGaA[1]	520,334	96,494
PerkinElmer, Inc.	550,000	80,636
Medtronic PLC	716,446	74,768
Stryker Corp.	257,070	62,021
BioMarin Pharmaceutical, Inc.[3]	426,517	34,697
Humana, Inc.	75,374	33,508
Bayer AG1,3	409,000	26,958
WuXi Biologics (Cayman), Inc.[1,3]	1,603,500	11,636
		1,800,162

Industrials 7.26%
Raytheon Technologies Corp.	4,210,700	399,638
General Electric Co.	2,275,097	169,608
General Dynamics Corp.	538,400	127,348
RELX PLC[1]	4,220,300	126,041
Carrier Global Corp.	2,750,000	105,243
BAE Systems PLC[1]	10,713,349	99,790
VINCI SA1	1,000,000	96,484
Kingspan Group PLC[1]	1,000,000	91,667
CSX Corp.	2,442,000	83,858
Honeywell International, Inc.	417,755	80,840
Thales SA1	602,608	77,195
SMC Corp.[1]	129,700	62,690
LIXIL Corp.[1]	3,500,000	61,604
Safran SA1	286,500	30,491
NIBE Industrier AB, Class B1	2,577,100	25,219
Airbus SE, non-registered shares[1]	170,000	18,487
L3Harris Technologies, Inc.	74,000	17,187
Lockheed Martin Corp.	36,500	15,772
Bureau Veritas SA1	492,000	14,099
Melrose Industries PLC[1]	9,400,660	13,522

American Funds Global Balanced Fund	3

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Ryanair Holdings PLC (ADR)[3]	151,600	$13,238
Rumo SA	3,860,800	12,784
Grab Holdings, Ltd., Class A2,3	1,853,399	5,468
		1,748,273

Consumer staples 5.22%
Philip Morris International, Inc.	2,291,243	229,124
Nestlé SA1	1,742,600	224,979
ITC, Ltd.[1]	60,214,000	203,126
Heineken NV1,2	1,884,400	183,791
Imperial Brands PLC[1]	6,131,200	127,990
British American Tobacco PLC[1]	1,760,700	74,201
Pernod Ricard SA1	356,500	73,452
Altria Group, Inc.	921,500	51,208
Inner Mongolia Yili Industrial Group Co., Ltd., Class A1	6,543,509	37,931
Treasury Wine Estates, Ltd.[1]	2,530,300	19,762
Kweichow Moutai Co., Ltd., Class A1	60,709	16,712
Davide Campari-Milano NV1	1,289,447	14,512
		1,256,788

Utilities 5.06%
DTE Energy Company	2,144,000	280,950
E.ON SE1	17,015,000	178,327
National Grid PLC[1]	11,578,765	172,155
Power Grid Corporation of India, Ltd.[1]	53,333,333	158,283
Duke Energy Corp.	1,070,600	117,937
Public Service Enterprise Group, Inc.	1,408,082	98,087
Dominion Energy, Inc.	916,900	74,856
Iberdrola SA, non-registered shares[1]	4,812,024	54,981
ENN Energy Holdings, Ltd.[1]	4,116,000	54,720
Enel SpA[1]	4,488,415	29,009
		1,219,305

Communication services 4.03%
Alphabet, Inc., Class A3	115,484	263,556
Alphabet, Inc., Class C3	27,771	63,855
Comcast Corp., Class A	6,592,140	262,104
Netflix, Inc.[3]	510,070	97,097
BCE, Inc.	1,428,000	75,921
Omnicom Group, Inc.	676,000	51,464
Universal Music Group NV1	1,986,932	45,968
SoftBank Corp.[1]	3,497,851	40,648
Meta Platforms, Inc., Class A3	196,975	39,488
Electronic Arts, Inc.	251,600	29,701
Yandex NV, Class A1,3,4	234,900	—	[5]
		969,802

Materials 3.85%
Freeport-McMoRan, Inc.	5,565,400	225,677
BHP Group, Ltd. (CDI)[1]	3,949,810	132,799
Linde PLC	412,987	128,835
Evonik Industries AG1	4,374,768	115,686
Fortescue Metals Group, Ltd.[1]	6,349,200	96,254
Rio Tinto PLC[1]	1,297,433	92,029
Vale SA, ordinary nominative shares (ADR)	4,102,535	69,292
Air Liquide SA, non-registered shares[1]	189,500	32,716
UPM-Kymmene Oyj[1]	946,000	32,495
		925,783

Energy 3.49%
Canadian Natural Resources, Ltd. (CAD denominated)	6,430,440	397,995
Neste OYJ[1]	2,715,843	116,751
Shell PLC (GBP denominated)[1]	3,463,400	93,741
Chevron Corp.	515,900	80,826
BP PLC[1]	11,837,132	57,796

4	American Funds Global Balanced Fund

Common stocks (continued)	Shares		Value (000)
Energy (continued)
Baker Hughes Co., Class A		1,324,600	$41,089
TC Energy Corp. (CAD denominated)		768,647	40,657
DT Midstream, Inc.		196,300	10,551
			839,406

Consumer discretionary 2.52%
General Motors Company[3]		5,952,700	225,667
LVMH Moët Hennessy-Louis Vuitton SE1		154,160	98,646
Ferrari NV2		253,100	53,085
Ferrari NV (EUR denominated)[1]		97,335	20,531
InterContinental Hotels Group PLC[1]		787,200	50,256
Amazon.com, Inc.[3]		14,804	36,797
Astra International Tbk PT1		66,063,040	34,471
Airbnb, Inc., Class A3		171,986	26,350
Starbucks Corp.		295,400	22,049
Ford Motor Co.		1,359,700	19,253
Aptiv PLC[3]		164,516	17,505
JD.com, Inc., Class A1,3		63,244	1,971
			606,581

Real estate 2.31%
Crown Castle International Corp. REIT		895,600	165,874
Equinix, Inc. REIT		165,019	118,662
Embassy Office Parks REIT[1]		22,000,000	110,288
CTP NV1		4,678,986	65,773
Alexandria Real Estate Equities, Inc. REIT		294,000	53,555
Digital Realty Trust, Inc. REIT		291,500	42,594
			556,746

Total common stocks (cost: $11,258,079,000)			14,186,096

Preferred securities 0.39%
Financials 0.39%
Fannie Mae, Series S, 8.25% noncumulative preferred shares[3]		13,366,000	51,726
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[3]		11,506,000	41,882

Total preferred securities (cost: $89,057,000)			93,608

Convertible stocks 0.10%
Health care 0.10%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[2]		17,500	24,143

Total convertible stocks (cost: $23,290,000)			24,143

Bonds, notes & other debt instruments 33.95%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 14.04%
Abu Dhabi (Emirate of) 0.75% 2023[6]	USD	10,835	10,536
Agricultural Development Bank of China 3.75% 2029	CNY	1,030	163
Asian Development Bank 1.125% 2025	GBP	9,045	11,054
Australia (Commonwealth of), Series 159 0.25% 2024	AUD	42,500	28,300
Australia (Commonwealth of), Series 139, 3.25% 2025		84,715	60,782
Australia (Commonwealth of), Series 152, 2.75% 2028		26,025	18,118
Australia (Commonwealth of), Series 163, 1.00% 2031		48,290	28,198
Australia (Commonwealth of), Series 166, 3.00% 2033		95,590	66,474
Australia (Commonwealth of), Series 156, 2.75% 2041		23,760	15,240
Brazil (Federative Republic of) 10.00% 2023	BRL	55,300	10,974
Brazil (Federative Republic of) 0% 2024		66,761	11,067
Brazil (Federative Republic of) 10.00% 2025		84,799	16,331
Canada 0.75% 2024	CAD	106,870	79,473
Canada 2.25% 2025		39,295	30,180
Canada 0.25% 2026		36,425	25,804
Canada 2.25% 2029		93,865	70,554
Canada 2.75% 2048		9,900	7,599
Chile (Republic of) 5.80% 2024	CLP	10,245,000	11,695
Chile (Republic of) 4.50% 2026		255,000	275

American Funds Global Balanced Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Chile (Republic of) 5.00% 2028	CLP	4,630,000	$4,951
Chile (Republic of) 4.70% 2030		14,930,000	15,358
China (People’s Republic of), Series 1906, 3.29% 2029	CNY	26,590	4,166
China (People’s Republic of), Series 1910, 3.86% 2049		137,440	22,645
China (People’s Republic of), Series INBK, 3.39% 2050		100,190	15,197
China (People’s Republic of), Series INBK, 3.81% 2050		643,000	105,536
China Development Bank Corp., Series 2008, 2.89% 2025		244,390	37,316
China Development Bank Corp., Series 1909, 3.50% 2026		28,330	4,410
China Development Bank Corp., Series 1904, 3.68% 2026		53,480	8,367
China Development Bank Corp., Series 2009, 3.39% 2027		181,600	28,168
China Development Bank Corp., Series 2004, 3.43% 2027		194,070	30,150
China Development Bank Corp., Series 2109, 3.09% 2028		136,660	20,738
China Development Bank Corp., Series 1805, 4.88% 2028		128,750	21,466
China Development Bank Corp., Series 2005, 3.07% 2030		2,860	433
Colombia (Republic of), Series B, 5.75% 2027	COP	148,968,400	30,991
Colombia (Republic of), Series B, 7.00% 2031		300,926,500	61,782
Colombia (Republic of), Series B, 7.25% 2034		3,151,000	624
Colombia (Republic of), Series B, 7.25% 2050		57,462,000	10,211
Costa Rica (Republic of) 6.125% 2031[6]	USD	2,080	2,073
European Financial Stability Facility 0.40% 2025	EUR	14,600	15,203
European Investment Bank 0.375% 2027		8,975	9,097
European Investment Bank 0.25% 2032		38,115	35,604
European Union 0% 2026		12,100	12,249
European Union 0.25% 2026		5,265	5,362
European Union 0% 2028		10,920	10,697
Export-Import Bank of India 0.59% 2022	JPY	1,100,000	8,472
French Republic O.A.T. 0% 2030	EUR	127,090	120,052
French Republic O.A.T. 3.25% 2045		6,700	8,982
French Republic O.A.T. 0.75% 2052		800	624
Germany (Federal Republic of) 0% 2025		153,870	160,113
Germany (Federal Republic of) 0% 2027		82,835	84,512
Germany (Federal Republic of) 0% 2030		35,175	34,638
Germany (Federal Republic of) 0% 2030		1,440	1,426
Germany (Federal Republic of) 0% 2031		72,565	70,488
Germany (Federal Republic of) 0% 2050		14,895	11,660
Germany (Federal Republic of) 0% 2052		1,745	1,330
Greece (Hellenic Republic of) 3.45% 2024		27,500	30,226
Greece (Hellenic Republic of) 3.375% 2025		19,678	21,603
Greece (Hellenic Republic of) 0.75% 2031		600	511
Greece (Hellenic Republic of) 1.75% 2032		37,910	34,676
Hungary (Republic of) 2.125% 2031[6]	USD	26,665	21,421
Hungary (Republic of) 3.125% 2051[6]		6,865	4,765
Hungary (Republic of), Series C, 1.00% 2025	HUF	4,042,500	9,189
India (Republic of) 5.15% 2025	INR	799,470	10,060
Indonesia (Republic of) 0.54% 2022	JPY	300,000	2,312
Indonesia (Republic of) 0.89% 2022		100,000	771
Indonesia (Republic of), Series 78, 8.25% 2029	IDR	209,233,000	15,527
Indonesia (Republic of), Series 82, 7.00% 2030		61,000,000	4,197
Indonesia (Republic of), Series 87, 6.50% 2031		5,997,000	399
Indonesia (Republic of), Series 68, 8.375% 2034		62,682,000	4,706
Ireland (Republic of) 0.35% 2032	EUR	39,865	37,066
Israel (State of) 2.50% 2030	USD	11,080	10,380
Israel (State of) 3.375% 2050		2,970	2,590
Israel (State of) 3.875% 2050		550	524
Italy (Republic of) 0.95% 2027	EUR	626	627
Italy (Republic of) 1.35% 2030		15,565	15,127
Italy (Republic of) 1.45% 2036		7,100	6,289
Japan, Series 21, 0.10% 2026[7]	JPY	1,333,475	10,825
Japan, Series 346, 0.10% 2027		12,172,200	94,266
Japan, Series 23, 0.10% 2028[7]		5,342,390	43,595
Japan, Series 359, 0.10% 2030		332,600	2,548
Japan, Series 363, 0.10% 2031		4,556,600	34,764
Japan, Series 145, 1.70% 2033		6,000,000	53,287
Japan, Series 152, 1.20% 2035		21,629,000	183,479
Japan, Series 21, 2.30% 2035		1,360,000	13,067
Japan, Series 179, 0.50% 2041		6,509,800	48,075
Japan, Series 36, 2.00% 2042		200,000	1,899

6	American Funds Global Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Japan, Series 42, 1.70% 2044	JPY	928,200	$8,449
Japan, Series 37, 0.60% 2050		5,484,650	38,760
Japan, Series 70, 0.70% 2051		7,780,900	56,146
Japan, Series 73, 0.70% 2051		999,050	7,186
KfW 1.125% 2025	GBP	8,400	10,272
Malaysia (Federation of), Series 0316, 3.90% 2026	MYR	4,460	1,024
Malaysia (Federation of), Series 0417, 3.899% 2027		3,355	757
Malaysia (Federation of), Series 0513, 3.733% 2028		94,180	20,921
Malaysia (Federation of), Series 0219, 3.885% 2029		114,650	25,285
Malaysia (Federation of), Series 0413, 3.844% 2033		26,848	5,698
Malaysia (Federation of), Series 0318, 4.642% 2033		51,530	11,691
Malaysia (Federation of), Series 0419, 3.828% 2034		31,622	6,600
Malaysia (Federation of), Series 0418, 4.893% 2038		118,921	27,094
Malaysia (Federation of), Series 0219, 4.467% 2039		39,600	8,547
Malaysia (Federation of), Series 0519, 3.757% 2040		83,863	16,505
Malaysia (Federation of), Series 0216, 4.736% 2046		23,569	5,191
Malaysia (Federation of), Series 0518, 4.921% 2048		59,414	13,352
Malaysia (Federation of), Series 0519, 4.638% 2049		54,306	11,477
Malaysia (Federation of), Series 0120, 4.065% 2050		18,405	3,614
Morocco (Kingdom of) 1.50% 2031	EUR	12,240	10,030
Morocco (Kingdom of) 1.50% 2031		1,290	1,057
National Highways Authority of India 7.27% 2022	INR	100,000	1,312
Panama (Republic of) 3.75% 2026[6]	USD	1,000	991
Panama (Republic of) 4.50% 2056		650	555
PETRONAS Capital, Ltd. 4.55% 2050[6]		1,070	1,091
Philippines (Republic of) 0.001% 2024	JPY	2,600,000	19,859
Philippines (Republic of) 0.25% 2025	EUR	3,750	3,773
Philippines (Republic of) 0.70% 2029		2,970	2,793
Poland (Republic of), Series 0725, 3.25% 2025	PLN	176,390	35,766
Poland (Republic of), Series 1029, 2.75% 2029		16,670	2,963
Portuguese Republic 0.475% 2030	EUR	14,440	13,726
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[6]	USD	1,580	1,587
Romania 2.125% 2028	EUR	11,270	10,767
Romania 1.75% 2030		14,620	12,225
Romania 3.624% 2030		27,283	26,337
Romania 3.624% 2030		2,825	2,727
Romania 2.00% 2032		3,500	2,823
Romania 2.00% 2033		11,910	9,208
Romania 3.50% 2034		15	13
Romania 3.75% 2034		11,270	10,130
Romania 3.75% 2034		600	539
Romania 3.375% 2038		2,695	2,203
Russian Federation 7.00% 2023	RUB	822,035	763
Russian Federation 2.875% 2025	EUR	6,100	1,738
Russian Federation 2.875% 2025		2,200	627
Russian Federation 7.15% 2025	RUB	95,900	89
Russian Federation 4.25% 2027	USD	4,200	1,177
Russian Federation 4.375% 2029		34,800	7,656
Russian Federation 4.375% 2029[6]		5,000	1,100
Russian Federation 6.90% 2029	RUB	1,241,325	1,153
Russian Federation 7.65% 2030[8]		5,682,760	5,277
Russian Federation 5.90% 2031[8]		366,860	341
Russian Federation 6.90% 2031		2,981,770	2,769
Russian Federation 8.50% 2031[8]		151,920	141
Russian Federation 7.70% 2033[8]		854,120	793
Russian Federation 7.25% 2034		697,860	648
Russian Federation 5.10% 2035[6]	USD	3,200	732
Saskatchewan (Province of) 3.05% 2028	CAD	8,000	6,129
Serbia (Republic of) 3.125% 2027	EUR	31,390	29,785
Serbia (Republic of) 3.125% 2027		14,250	13,522
Serbia (Republic of) 1.00% 2028		5,092	4,111
Serbia (Republic of) 1.50% 2029		8,959	7,263
Serbia (Republic of) 2.05% 2036		11,380	7,847
South Africa (Republic of), Series R-2030, 8.00% 2030	ZAR	173,400	9,836
South Korea (Republic of), Series 2209, 2.00% 2022	KRW	4,998,900	3,986
South Korea (Republic of), Series 2503, 1.50% 2025		3,342,160	2,552
South Korea (Republic of), Series 2712, 2.375% 2027		26,409,910	20,135

American Funds Global Balanced Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Spain (Kingdom of) 0.80% 2027	EUR	23,070	$23,665
Spain (Kingdom of) 1.45% 2029		5,780	6,068
Spain (Kingdom of) 1.25% 2030		2,260	2,296
Spain (Kingdom of) 0.50% 2031		29,385	27,268
Spain (Kingdom of) 0.70% 2032		35,985	33,635
Spain (Kingdom of) 2.70% 2048		2,690	2,985
Sri Lanka (Democratic Socialist Republic of) 5.75% 2023	USD	6,416	2,811
Sri Lanka (Democratic Socialist Republic of) 5.75% 2023[6]		214	94
Tunisia (Republic of) 6.75% 2023	EUR	9,725	7,535
Tunisia (Republic of) 6.75% 2023		4,519	3,502
Tunisia (Republic of) 6.375% 2026		8,100	5,440
Turkey (Republic of) 6.35% 2024	USD	8,300	8,147
Ukraine 7.75% 2022		200	112
Ukraine 15.84% 2025	UAH	13,500	122
Ukraine 6.75% 2026	EUR	2,121	746
Ukraine 6.876% 2029	USD	12,813	4,070
Ukraine 4.375% 2030	EUR	8,640	2,935
United Kingdom 2.75% 2024	GBP	5,310	6,851
United Kingdom 1.25% 2027		9,740	11,997
United Kingdom 4.25% 2027		18,480	26,373
United Kingdom 0.375% 2030		36,465	40,761
United Kingdom 0.25% 2031		73,060	79,116
United Kingdom 4.25% 2032		24,665	37,635
United Kingdom 0.625% 2035		25,739	26,928
United Kingdom 3.25% 2044		3,650	5,495
United Kingdom 3.50% 2045		2,850	4,479
United Kingdom 1.50% 2047		4,450	4,962
United Kingdom 0.625% 2050		6,025	5,305
United Kingdom 1.25% 2051		11,587	12,034
United Mexican States 0.62% 2022	JPY	100,000	771
United Mexican States 2.659% 2031	USD	308	259
United Mexican States, Series M20, 10.00% 2024	MXN	397,100	19,881
United Mexican States, Series M, 5.75% 2026		1,517,490	66,432
United Mexican States, Series M, 7.50% 2027		1,274,917	58,605
United Mexican States, Series M20, 8.50% 2029		176,000	8,373
United Mexican States, Series M, 7.75% 2031		310,758	13,974
			3,379,555

U.S. Treasury bonds & notes 12.66%
U.S. Treasury 12.09%
U.S. Treasury 0.125% 2022	USD	3,100	3,080
U.S. Treasury 1.75% 2022		17,395	17,427
U.S. Treasury 1.875% 2022[9]		109,130	109,407
U.S. Treasury 0.125% 2023		2,270	2,242
U.S. Treasury 2.50% 2023		73,869	74,169
U.S. Treasury 2.75% 2023		89,023	89,550
U.S. Treasury 0.375% 2024		55,384	52,392
U.S. Treasury 1.50% 2024		77,600	75,051
U.S. Treasury 1.50% 2024		36,096	34,865
U.S. Treasury 0.25% 2025		307,370	283,290
U.S. Treasury 0.25% 2025		97,838	89,105
U.S. Treasury 0.25% 2025		92,153	84,316
U.S. Treasury 1.75% 2025		19,360	18,745
U.S. Treasury 2.625% 2025		1,151	1,142
U.S. Treasury 2.75% 2025		47,790	47,535
U.S. Treasury 2.875% 2025[9]		80,451	80,307
U.S. Treasury 2.875% 2025		19,900	19,840
U.S. Treasury 0.625% 2026		38,600	34,992
U.S. Treasury 0.75% 2026		150,526	138,223
U.S. Treasury 0.75% 2026		2,092	1,904
U.S. Treasury 0.875% 2026		213,890	195,324
U.S. Treasury 0.875% 2026		70,877	65,050
U.S. Treasury 1.125% 2026		395,640	364,889
U.S. Treasury 2.125% 2026		7,420	7,179
U.S. Treasury 0.50% 2027		10,140	8,907
U.S. Treasury 2.25% 2027[9]		95,122	91,576
U.S. Treasury 2.25% 2027		18,600	17,994

8	American Funds Global Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 2.50% 2027[9]	USD	123,260	$120,704
U.S. Treasury 2.75% 2028		26,500	26,171
U.S. Treasury 0.625% 2030[9]		107,320	89,712
U.S. Treasury 0.625% 2030		22,050	18,343
U.S. Treasury 0.875% 2030		19,987	16,922
U.S. Treasury 1.125% 2031		260	224
U.S. Treasury 1.25% 2031		82,650	71,527
U.S. Treasury 1.375% 2031		85,850	74,906
U.S. Treasury 1.875% 2032		43,612	39,802
U.S. Treasury 1.125% 2040[9]		82,460	59,377
U.S. Treasury 1.75% 2041		5,359	4,242
U.S. Treasury 1.875% 2041[9]		59,615	48,634
U.S. Treasury 2.25% 2041		31,225	27,034
U.S. Treasury 1.25% 2050		9,980	6,643
U.S. Treasury 2.00% 2050		13,220	10,655
U.S. Treasury 1.875% 2051		7,634	5,977
U.S. Treasury 2.00% 2051[9]		263,470	212,567
U.S. Treasury 2.375% 2051		29,796	26,196
U.S. Treasury 2.25% 2052		48,940	41,951
			2,910,088

U.S. Treasury inflation-protected securities 0.57%
U.S. Treasury Inflation-Protected Security 0.125% 2022[7]		608	620
U.S. Treasury Inflation-Protected Security 0.125% 2024[7]		61,313	63,833
U.S. Treasury Inflation-Protected Security 0.125% 2024[7]		33,058	34,296
U.S. Treasury Inflation-Protected Security 0.375% 2027[7]		21,863	22,832
U.S. Treasury Inflation-Protected Security 0.125% 2051[7]		16,712	15,353
			136,934

Total U.S. Treasury bonds & notes			3,047,022

Corporate bonds, notes & loans 4.96%
Financials 1.43%
ACE INA Holdings, Inc. 2.875% 2022		645	647
ACE INA Holdings, Inc. 3.35% 2026		645	641
ACE INA Holdings, Inc. 4.35% 2045		665	655
Allianz SE 4.75% perpetual bonds (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[10]	EUR	9,000	9,792
American Express Co. 3.375% 2024	USD	1,508	1,507
Aon Corp. / Aon Global Holdings PLC 2.85% 2027		1,300	1,239
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[10]		3,710	3,385
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[10]		2,100	2,102
Bank of America Corp. 0.976% 2025 (USD-SOFR + 0.69% on 4/22/2024)[10]		12,375	11,700
Bank of America Corp. 1.843% 2025 (USD-SOFR + 0.67% on 2/4/2024)[10]		1,700	1,647
Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)[10]		9,500	8,710
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[10]		10,330	9,281
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[10]		3,402	3,224
Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)[10]		5,200	4,466
Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)[10]		1,690	1,397
Bank of America Corp. 4.083% 2051 (3-month USD-LIBOR + 3.15% on 3/20/2050)[10]		5,600	5,042
China Construction Bank Corp. (Hong Kong Branch) 1.00% 2023		6,000	5,856
Citigroup, Inc. 0.981% 2025 (USD-SOFR + 0.669% on 5/1/2024)[10]		6,812	6,429
Citigroup, Inc. 2.014% 2026 (USD-SOFR + 0.694% on 1/25/2025)[10]		914	864
Citigroup, Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[10]		14,050	13,601
Citigroup, Inc. 1.462% 2027 (USD-SOFR + 0.67% on 6/9/2026)[10]		19,550	17,421
Citigroup, Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[10]		2,535	2,267
Commonwealth Bank of Australia 2.688% 2031[6]		14,075	11,789
Corebridge Financial, Inc. 3.90% 2032[6]		5,620	5,279
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)[6,10]		650	621
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[6,10]		600	557
Danske Bank AS 3.875% 2023[6]		5,300	5,324
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[10]		225	204
Goldman Sachs Group, Inc. 3.20% 2023		4,000	4,016
Goldman Sachs Group, Inc. 3.50% 2025		5,126	5,055
Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)[10]		1,400	1,239
Goldman Sachs Group, Inc. 2.64% 2028 (USD-SOFR + 1.114% on 2/24/2027)[10]		460	423
Goldman Sachs Group, Inc. 2.60% 2030		640	557
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[10]		8,411	7,121

American Funds Global Balanced Fund	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Goldman Sachs Group, Inc. 1.00% 2033[6]	EUR	13,530	$11,760
Groupe BPCE SA 5.70% 2023[6]	USD	7,625	7,797
Groupe BPCE SA 1.00% 2025	EUR	6,800	7,010
Groupe BPCE SA 1.625% 2025[6]	USD	1,490	1,411
HSBC Holdings PLC 3.033% 2023 (3-month USD-LIBOR + 0.923% on 11/12/2022)[10]		4,670	4,668
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[10]		9,368	9,321
HSBC Holdings PLC 2.206% 2029 (USD-SOFR + 1.285% on 8/17/2028)[10]		680	586
HSBC Holdings PLC 4.95% 2030		1,200	1,213
HSBC Holdings PLC 2.357% 2031 (USD-SOFR + 1.947% on 8/18/2030)[10]		700	582
Intesa Sanpaolo SpA 5.017% 2024[6]		10,165	9,932
JPMorgan Chase & Co. 3.25% 2022		1,850	1,861
JPMorgan Chase & Co. 2.70% 2023		4,225	4,230
JPMorgan Chase & Co. 1.045% 2026 (USD-SOFR + 0.80% on 11/19/2025)[10]		850	764
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[10]		12,058	10,916
JPMorgan Chase & Co. 4.323% 2028 (USD-SOFR + 1.56% on 4/26/2027)[10]		3,000	2,990
JPMorgan Chase & Co. 4.452% 2029 (3-month USD-LIBOR + 1.33% on 12/5/2028)[10]		900	893
JPMorgan Chase & Co. 4.493% 2031 (USD-SOFR + 3.79% on 3/24/2030)[10]		11,445	11,424
Kasikornbank PCL HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[10]		1,230	1,134
Lloyds Banking Group PLC 7.625% 2025	GBP	1,225	1,706
Lloyds Banking Group PLC 1.627% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[10]	USD	800	717
Mitsubishi UFJ Financial Group, Inc. 2.623% 2022		3,000	3,007
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[10]		9,110	8,138
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[10]		8,173	7,357
Morgan Stanley 2.475% 2028 (USD-SOFR + 1.00% on 1/21/2027)[10]		515	475
Morgan Stanley 4.21% 2028 (USD-SOFR + 1.61% on 4/20/2027)[10]		857	851
Morgan Stanley 3.772% 2029 (3-month USD-LIBOR + 1.14% on 1/24/2028)[10]		1,000	966
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[10]		2,586	2,276
Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)[10]		925	746
National Australia Bank, Ltd. 2.99% 2031[6]		420	359
New York Life Global Funding 1.45% 2025[6]		1,700	1,621
New York Life Global Funding 1.20% 2030[6]		6,520	5,258
New York Life Insurance Company 3.75% 2050[6]		1,261	1,102
PNC Financial Services Group, Inc. 2.854% 2022[10]		2,000	2,009
Royal Bank of Canada 1.20% 2026		10,600	9,572
Santander Consumer Finance SA 0.325% 2022	JPY	100,000	770
Santander Holdings USA, Inc. 3.244% 2026	USD	7,400	7,044
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[6,10]		2,600	2,611
Toronto-Dominion Bank 1.45% 2025		2,140	2,032
Toronto-Dominion Bank 1.25% 2026		452	406
U.S. Bancorp 2.215% 2028 (USD-SOFR + 0.73% on 1/27/2027)[10]		1,060	985
Wells Fargo & Company 3.908% 2026 (USD-SOFR + 1.32% on 4/25/2025)[10]		1,081	1,074
Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)[10]		14,700	13,392
Wells Fargo & Company 3.526% 2028 (USD-SOFR + 1.51% on 3/24/2027)[10]		19,528	18,770
Westpac Banking Corp. 2.894% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[10]		10,400	9,929
			345,723

Communication services 0.64%
AT&T, Inc. 2.30% 2027		1,000	920
AT&T, Inc. 2.75% 2031		12,327	10,882
AT&T, Inc. 2.05% 2032	EUR	3,440	3,450
AT&T, Inc. 2.55% 2033	USD	9,200	7,645
AT&T, Inc. 3.30% 2052		50	38
AT&T, Inc. 3.50% 2053		450	353
AT&T, Inc. 3.55% 2055		200	155
Baidu, Inc. 3.425% 2030		1,220	1,126
Comcast Corp. 3.95% 2025		7,695	7,791
Comcast Corp. 0% 2026	EUR	4,905	4,821
Comcast Corp. 0.25% 2027		3,570	3,487
Comcast Corp. 0.25% 2029		5,465	5,048
Comcast Corp. 4.049% 2052	USD	500	455
Deutsche Telekom International Finance BV 4.375% 2028[6]		6,025	6,120
Deutsche Telekom International Finance BV 9.25% 2032		1,510	2,090
Discovery Communications, Inc. 3.625% 2030		1,467	1,348

10	American Funds Global Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
France Télécom 5.375% 2050	GBP	2,000	$3,302
KT Corp. 0.22% 2022	JPY	1,500,000	11,557
Magallanes, Inc. 4.279% 2032[6]	USD	873	811
Magallanes, Inc. 5.05% 2042[6]		15,361	14,021
Netflix, Inc. 4.875% 2028		574	563
Netflix, Inc. 5.875% 2028		667	689
Netflix, Inc. 3.875% 2029[6]	EUR	1,000	1,061
Netflix, Inc. 6.375% 2029	USD	259	275
Tencent Holdings, Ltd. 2.39% 2030[6]		13,730	11,643
Tencent Holdings, Ltd. 3.24% 2050[6]		6,050	4,350
Tencent Music Entertainment Group 2.00% 2030		2,055	1,601
T-Mobile US, Inc. 1.50% 2026		3,900	3,561
T-Mobile US, Inc. 2.05% 2028		2,500	2,207
T-Mobile US, Inc. 2.55% 2031		3,900	3,316
T-Mobile US, Inc. 3.00% 2041		500	382
T-Mobile US, Inc. 3.30% 2051		600	450
Verizon Communications, Inc. 0.375% 2029	EUR	9,780	9,120
Verizon Communications, Inc. 1.68% 2030	USD	298	242
Verizon Communications, Inc. 3.15% 2030		2,050	1,887
Verizon Communications, Inc. 2.55% 2031		18,500	16,117
Verizon Communications, Inc. 0.75% 2032	EUR	4,480	3,984
Walt Disney Company 2.65% 2031	USD	7,420	6,621
			153,489

Utilities 0.62%
Alabama Power Co. 3.00% 2052		20,000	15,411
American Electric Power Company, Inc. 1.00% 2025		100	91
Berkshire Hathaway Energy Company 3.50% 2025		4,200	4,202
Berkshire Hathaway Energy Company 3.70% 2030		2,125	2,062
Berkshire Hathaway Energy Company 1.65% 2031		6,375	5,224
Berkshire Hathaway Energy Company 2.85% 2051		1,142	833
CMS Energy Corp. 3.60% 2025		2,000	1,987
CMS Energy Corp. 3.00% 2026		1,960	1,903
CMS Energy Corp. 3.45% 2027		890	870
Dominion Energy, Inc. 2.25% 2031		250	211
Duke Energy Carolinas, LLC 3.05% 2023		4,535	4,581
Duke Energy Corp. 3.75% 2024		3,950	3,980
Duke Energy Progress, LLC 3.70% 2028		2,400	2,373
Duke Energy Progress, LLC 2.00% 2031		850	720
Edison International 5.75% 2027		833	864
Edison International 4.125% 2028		4,942	4,770
Enel Finance International SA 1.875% 2028[6]		9,491	8,305
Enersis Américas SA 4.00% 2026		1,215	1,181
ENN Energy Holdings, Ltd. 2.625% 2030[6]		8,481	7,239
Eversource Energy 1.40% 2026		425	384
Exelon Corp. 3.40% 2026		4,390	4,292
Exelon Corp., junior subordinated, 3.497% 2022[10]		1,350	1,350
FirstEnergy Transmission LLC 2.866% 2028[6]		225	201
Florida Power & Light Company 2.875% 2051		10,150	7,962
Grupo Energia Bogota SA ESP 4.875% 2030[6]		2,090	2,015
Interstate Power and Light Co. 2.30% 2030		2,650	2,297
NextEra Energy Capital Holdings, Inc. 2.44% 2032		11,935	10,137
Niagara Mohawk Power Corp. 3.508% 2024[6]		2,380	2,359
Pacific Gas and Electric Co. 2.95% 2026		1,035	959
Pacific Gas and Electric Co. 2.10% 2027		5,108	4,408
Pacific Gas and Electric Co. 3.30% 2027		1,775	1,644
Pacific Gas and Electric Co. 4.65% 2028		1,049	1,002
Pacific Gas and Electric Co. 4.55% 2030		2,327	2,160
Pacific Gas and Electric Co. 2.50% 2031		20,358	16,133
Pacific Gas and Electric Co. 3.25% 2031		3,600	3,023
Pacific Gas and Electric Co. 3.30% 2040		11,495	8,390
Pacific Gas and Electric Co. 3.50% 2050		7,757	5,418
PT Perusahaan Listrik Negara 0.43% 2022	JPY	100,000	770
Public Service Company of Colorado 1.875% 2031	USD	500	422
Public Service Electric and Gas Co. 2.05% 2050		1,595	1,066
San Diego Gas & Electric Co. 2.95% 2051		400	311

American Funds Global Balanced Fund	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Southern California Edison Co. 2.85% 2029	USD	525	$474
State Grid Overseas Investment, Ltd. 1.25% 2022	EUR	1,000	1,056
Xcel Energy, Inc. 3.35% 2026	USD	4,502	4,406
			149,446

Energy 0.57%
Baker Hughes Co. 4.486% 2030		1,258	1,273
Canadian Natural Resources, Ltd. 2.95% 2030		9,875	8,868
Cenovus Energy, Inc. 5.40% 2047		900	915
Continental Resources, Inc. 2.875% 2032[6]		11,773	9,746
Enbridge, Inc. 2.50% 2025		2,800	2,719
Enbridge, Inc. 4.25% 2026		2,685	2,711
Enbridge, Inc. 3.70% 2027		2,083	2,038
Enbridge, Inc. 3.40% 2051		2,365	1,861
Energy Transfer Operating LP 5.00% 2050		7,142	6,370
Energy Transfer Partners LP 6.25% 2049		2,820	2,854
Kinder Morgan, Inc. 4.30% 2025		10,300	10,400
Kinder Morgan, Inc. 3.60% 2051		10,550	8,110
MPLX LP 2.65% 2030		3,002	2,583
MPLX LP 5.50% 2049		13,475	13,195
ONEOK, Inc. 2.20% 2025		535	503
ONEOK, Inc. 3.10% 2030		5,235	4,666
ONEOK, Inc. 4.45% 2049		280	241
Petróleos Mexicanos 7.19% 2024	MXN	168,503	7,679
Petróleos Mexicanos 6.875% 2025	USD	210	212
Petróleos Mexicanos 7.47% 2026	MXN	1,330	58
Petróleos Mexicanos 6.95% 2060	USD	414	301
Plains All American Pipeline LP 3.80% 2030		1,081	1,003
PTT Exploration and Production PCL 2.587% 2027[6]		740	696
Qatar Petroleum 1.375% 2026[6]		680	617
Qatar Petroleum 3.125% 2041[6]		15,550	13,034
SA Global Sukuk, Ltd. 0.946% 2024[6]		1,500	1,422
Shell International Finance BV 3.50% 2023		3,505	3,539
Shell International Finance BV 2.375% 2029		2,060	1,841
TotalEnergies SE 2.708% junior subordinated perpetual bonds (5-year EUR-EURIBOR + 2.75% on 5/5/2023)[10]	EUR	1,100	1,164
TransCanada Corp. 5.875% 2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[10]	USD	18,000	18,087
TransCanada PipeLines, Ltd. 4.10% 2030		3,360	3,291
Williams Companies, Inc. 3.50% 2030		2,749	2,559
Williams Companies, Inc. 2.60% 2031		470	408
Williams Partners LP 4.30% 2024		2,000	2,024
Williams Partners LP 3.90% 2025		945	944
			137,932

Consumer discretionary 0.41%
Amazon.com, Inc. 2.80% 2024		7,345	7,326
Amazon.com, Inc. 3.45% 2029		1,600	1,578
Amazon.com, Inc. 3.60% 2032		1,600	1,571
Amazon.com, Inc. 2.50% 2050		4,685	3,472
American Honda Finance Corp. 0.75% 2026	GBP	510	587
Bayerische Motoren Werke AG 3.90% 2025[6]	USD	2,780	2,804
Bayerische Motoren Werke AG 1.25% 2026[6]		325	295
Bayerische Motoren Werke AG 4.15% 2030[6]		2,780	2,768
Daimler Trucks Finance North America, LLC 3.65% 2027[6]		5,900	5,758
General Motors Company 5.40% 2023		7,130	7,324
General Motors Financial Co. 1.05% 2024		225	215
General Motors Financial Co. 2.40% 2028		10,250	8,950
Hyundai Capital America 0.875% 2024[6]		6,740	6,335
Hyundai Capital America 1.50% 2026[6]		5,310	4,767
Hyundai Capital America 1.65% 2026[6]		275	245
Hyundai Capital America 2.375% 2027[6]		4,619	4,119
Hyundai Capital America 2.00% 2028[6]		3,275	2,826
Lowe’s Companies, Inc. 3.00% 2050		400	297
NIKE, Inc. 3.375% 2050		1,875	1,652
Royal Caribbean Cruises, Ltd. 11.50% 2025[6]		8,891	9,677
Stellantis Finance US, Inc. 1.711% 2027[6]		3,350	2,976
Stellantis Finance US, Inc. 2.691% 2031[6]		925	766

12	American Funds Global Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Stellantis NV 0.75% 2029	EUR	625	$576
Toyota Motor Credit Corp. 0.80% 2025	USD	932	854
Toyota Motor Credit Corp. 3.375% 2030		1,239	1,191
Volkswagen Financial Services NV 0.875% 2025	GBP	1,000	1,173
Volkswagen Group of America Finance, LLC 3.125% 2023[6]	USD	7,666	7,666
Volkswagen Group of America Finance, LLC 4.25% 2023[6]		6,300	6,379
Volkswagen Group of America Finance, LLC 4.625% 2025[6]		3,270	3,358
Volkswagen International Finance NV 2.70% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.54% on 12/14/2022)[10]	EUR	1,400	1,480
			98,985

Industrials 0.36%
Aeropuerto International de Tocume SA 5.125% 2061[6]	USD	3,390	2,919
Boeing Company 4.508% 2023		26,500	26,751
Boeing Company 3.25% 2028		650	600
Canadian Pacific Railway, Ltd. 2.45% 2031		164	143
Canadian Pacific Railway, Ltd. 3.10% 2051		13,661	10,603
Carrier Global Corp. 2.242% 2025		210	201
Carrier Global Corp. 2.493% 2027		277	258
CSX Corp. 2.50% 2051		275	192
General Electric Capital Corp. 4.418% 2035		8,830	8,640
Honeywell International, Inc. 0.75% 2032	EUR	1,060	980
Masco Corp. 1.50% 2028	USD	309	263
MISC Capital Two (Labuan), Ltd. 3.75% 2027[6]		12,523	12,117
Singapore Airlines, Ltd. 3.375% 2029		17,940	16,601
Union Pacific Corp. 2.80% 2032		800	720
United Technologies Corp. 4.125% 2028		5,000	5,008
			85,996

Information technology 0.27%
Adobe, Inc. 2.15% 2027		3,585	3,382
Apple, Inc. 3.35% 2027		2,650	2,640
Apple, Inc. 2.375% 2041		750	586
Apple, Inc. 2.40% 2050		500	362
Broadcom, Inc. 3.15% 2025		659	643
Broadcom, Inc. 4.00% 2029[6]		4,034	3,852
Broadcom, Inc. 4.15% 2030		3,330	3,158
Broadcom, Inc. 3.419% 2033[6]		2,171	1,865
Broadcom, Inc. 3.75% 2051[6]		101	78
Lenovo Group, Ltd. 5.875% 2025		16,810	17,530
Mastercard, Inc. 2.00% 2031		8,291	7,147
Microsoft Corp. 2.40% 2026		10,568	10,214
Microsoft Corp. 3.30% 2027		2,600	2,610
Oracle Corp. 2.65% 2026		5,224	4,877
Oracle Corp. 3.25% 2027		4,246	3,956
PayPal Holdings, Inc. 2.30% 2030		1,701	1,488
ServiceNow, Inc. 1.40% 2030		140	112
			64,500

Consumer staples 0.25%
Altria Group, Inc. 1.70% 2025	EUR	12,300	12,771
Altria Group, Inc. 2.20% 2027		6,300	6,477
Altria Group, Inc. 3.40% 2041	USD	600	440
Anheuser-Busch InBev NV 4.00% 2028		2,800	2,789
Anheuser-Busch InBev NV 4.75% 2029		8,970	9,241
Anheuser-Busch InBev NV 4.50% 2050		845	792
BAT Netherlands Finance 3.125% 2028	EUR	800	831
British American Tobacco PLC 3.215% 2026	USD	2,181	2,064
British American Tobacco PLC 3.557% 2027		2,610	2,437
British American Tobacco PLC 4.70% 2027		4,193	4,162
British American Tobacco PLC 3.462% 2029		2,625	2,342
Conagra Brands, Inc. 4.30% 2024		6,130	6,212
Conagra Brands, Inc. 1.375% 2027		355	302
Kimberly-Clark Corp. 3.10% 2030		374	355
Nestlé Holdings, Inc. 1.50% 2028[6]		850	748
Philip Morris International, Inc. 2.10% 2030		2,078	1,779

American Funds Global Balanced Fund	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Philip Morris International, Inc. 4.125% 2043	USD	819	$707
Philip Morris International, Inc. 4.25% 2044		1,081	947
Reynolds American, Inc. 4.45% 2025		4,190	4,225
			59,621

Health care 0.22%
Abbott Laboratories 3.75% 2026		1,133	1,146
AbbVie, Inc. 3.80% 2025		5,000	5,010
AbbVie, Inc. 3.20% 2026		3,000	2,923
Amgen, Inc. 1.90% 2025		1,644	1,575
Amgen, Inc. 2.20% 2027		1,261	1,172
AstraZeneca Finance LLC 1.75% 2028		3,480	3,106
AstraZeneca Finance LLC 2.25% 2031		271	237
AstraZeneca PLC 2.375% 2022		1,500	1,501
AstraZeneca PLC 3.50% 2023		4,500	4,538
AstraZeneca PLC 3.00% 2051		2,321	1,909
Bayer US Finance II LLC 3.875% 2023[6]		2,582	2,604
Bayer US Finance II LLC 4.25% 2025[6]		419	421
Becton, Dickinson and Company 3.734% 2024		322	322
Becton, Dickinson and Company 3.70% 2027		1,888	1,857
Becton, Dickinson and Company 2.823% 2030		1,089	976
Cigna Corp. 4.125% 2025		1,010	1,021
Cigna Corp. 2.375% 2031		49	42
EMD Finance LLC 3.25% 2025[6]		9,675	9,595
Medtronic, Inc. 3.50% 2025		2,491	2,501
Regeneron Pharmaceuticals, Inc. 1.75% 2030		3,502	2,852
Shire PLC 2.875% 2023		988	986
Shire PLC 3.20% 2026		905	874
Stryker Corp. 0.25% 2024	EUR	1,200	1,230
Stryker Corp. 0.75% 2029		2,440	2,331
Stryker Corp. 1.00% 2031		1,130	1,049
Takeda Pharmaceutical Company, Ltd. 0.75% 2027		1,984	1,968
			53,746

Real estate 0.10%
American Tower Corp. 0.45% 2027		7,635	7,347
American Tower Corp. 0.875% 2029		5,170	4,758
American Tower Corp. 1.25% 2033		2,165	1,894
Corporate Office Properties LP 2.75% 2031	USD	180	153
Equinix, Inc. 3.20% 2029		650	591
Equinix, Inc. 2.15% 2030		5,662	4,707
Equinix, Inc. 3.00% 2050		1,738	1,254
VICI Properties LP 4.375% 2025		561	561
WEA Finance LLC 3.75% 2024[6]		2,070	2,047
			23,312

Materials 0.09%
Anglo American Capital PLC 5.375% 2025[6]		9,050	9,324
Anglo American Capital PLC 5.625% 2030[6]		600	630
Dow Chemical Co. 0.50% 2027	EUR	3,140	3,072
Dow Chemical Co. 1.125% 2032		2,890	2,640
Fresnillo PLC 4.25% 2050[6]	USD	1,797	1,483
Newcrest Finance Pty, Ltd. 3.25% 2030[6]		1,055	951
Vale Overseas, Ltd. 3.75% 2030		3,478	3,149
			21,249

Total corporate bonds, notes & loans			1,193,999

Mortgage-backed obligations 2.26%
Federal agency mortgage-backed obligations 1.25%
Fannie Mae Pool #MA3539 4.50% 2038[11]		124	128
Fannie Mae Pool #FM7100 3.50% 2050[11]		34,496	33,953
Fannie Mae Pool #FM3217 3.50% 2050[11]		8,096	7,892
Freddie Mac Pool #SI2002 4.00% 2048[11]		5	5
Government National Mortgage Assn. 4.00% 2045[11]		413	416
Government National Mortgage Assn. 3.50% 2052[11,12]		32,434	31,657
Government National Mortgage Assn. 3.50% 2052[11,12]		27,196	26,612

14	American Funds Global Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 2.50% 2052[11,12]	USD	84,945	$77,337
Uniform Mortgage-Backed Security 3.00% 2052[11,12]		1,000	941
Uniform Mortgage-Backed Security 3.50% 2052[11,12]		30,590	29,603
Uniform Mortgage-Backed Security 4.00% 2052[11,12]		52,006	51,441
Uniform Mortgage-Backed Security 4.00% 2052[11,12]		26,075	25,855
Uniform Mortgage-Backed Security 4.00% 2052[11,12]		217	216
Uniform Mortgage-Backed Security 4.50% 2052[11,12]		14,594	14,776
			300,832

Other mortgage-backed securities 1.01%
Nordea Kredit 0.50% 2040[11]	DKK	62,614	7,461
Nykredit Realkredit AS, Series 01E, 2.00% 2037[11]		16,449	2,287
Nykredit Realkredit AS, Series 01E, 0.50% 2040[11]		680,286	80,891
Nykredit Realkredit AS, Series 01E, 1.50% 2040[11]		154,620	20,228
Nykredit Realkredit AS, Series 01E, 0.50% 2043[11]		895,977	105,625
Nykredit Realkredit AS, Series 01E, 0.50% 2050[11]		52,204	5,879
Nykredit Realkredit AS, Series CCE, 1.00% 2050[11]		50,102	5,911
Nykredit Realkredit AS, Series 01E, 1.00% 2053[11]		114,333	13,349
Realkredit Danmark AS 1.00% 2053[11]		20,478	2,389
			244,020

Total mortgage-backed obligations			544,852

Municipals 0.03%
Ohio 0.01%
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048	USD	4,090	3,231

Texas 0.02%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052		5,670	4,660

Total municipals			7,891

Total bonds, notes & other debt instruments (cost: $9,317,272,000)			8,173,319

Short-term securities 8.34%		Shares
Money market investments 6.84%
Capital Group Central Cash Fund 0.32%[13,14]		16,454,827	1,645,483

Money market investments purchased with collateral from securities on loan 1.50%
Capital Group Central Cash Fund 0.32%[13,14,15]		1,082,866	108,287
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.32%[13,15]		67,200,000	67,200
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.31%[13,15]		56,500,000	56,500
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.35%[13,15]		48,533,539	48,533
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.30%[13,15]		35,300,000	35,300
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.29%[13,15]		35,300,000	35,300
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.21%[13,15]		6,300,000	6,300
Fidelity Investments Money Market Government Portfolio, Class I 0.15%[13,15]		3,500,000	3,500
			360,920

Total short-term securities (cost: $2,006,395,000)			2,006,403
Total investment securities 101.71% (cost: $22,694,093,000)			24,483,569
Other assets less liabilities (1.71)%			(410,533)

Net assets 100.00%			$24,073,036

American Funds Global Balanced Fund	15

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized (depreciation) appreciation at 4/30/2022 (000)
90 Day Euro Dollar Futures	Long	37	December 2022	USD	8,951	$(228)
2 Year U.S. Treasury Note Futures	Long	142	June 2022		29,935	(549)
5 Year Euro-Bobl Futures	Long	1,338	June 2022		179,518	(2,097)
5 Year U.S. Treasury Note Futures	Long	743	June 2022		83,715	(308)
10 Year Euro-Bund Futures	Long	757	June 2022		122,657	(2,517)
10 Year Italy Government Bond Futures	Short	589	June 2022		(80,989)	8,728
10 Year Japanese Government Bond Futures	Long	5	June 2022		5,765	(43)
10 Year Ultra U.S. Treasury Note Futures	Long	67	June 2022		8,643	(764)
10 Year U.S. Treasury Note Futures	Short	363	June 2022		(43,254)	2,659
10 Year UK Gilt Futures	Long	44	June 2022		6,553	(220)
20 Year U.S. Treasury Bond Futures	Long	215	June 2022		30,248	(2,980)
30 Year Euro-Buxl Futures	Short	10	June 2022		(1,804)	327
30 Year Ultra U.S. Treasury Bond Futures	Long	30	June 2022		4,813	(338)
						$1,670

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased		Currency sold			Settlement	at 4/30/2022
(000)		(000)		Counterparty	date	(000)
USD	530	CAD	662	Bank of America	5/6/2022	$15
CAD	3,300	USD	2,607	JPMorgan Chase	5/6/2022	(38)
CAD	3,710	USD	2,966	BNP Paribas	5/6/2022	(79)
CAD	23,914	USD	19,154	Bank of America	5/6/2022	(539)
USD	92,485	MYR	390,500	JPMorgan Chase	5/9/2022	2,479
USD	4,388	MYR	18,600	Standard Chartered Bank	5/9/2022	101
USD	214	AUD	280	UBS AG	5/9/2022	16
USD	2,545	EUR	2,400	BNP Paribas	5/9/2022	12
HUF	329,200	EUR	866	Goldman Sachs	5/9/2022	3
PLN	7,770	EUR	1,670	UBS AG	5/9/2022	(11)
EUR	4,230	USD	4,646	JPMorgan Chase	5/9/2022	(182)
HUF	11,106,265	EUR	29,506	JPMorgan Chase	5/9/2022	(205)
GBP	21,370	USD	28,116	Standard Chartered Bank	5/9/2022	(1,245)
EUR	179,939	USD	197,686	JPMorgan Chase	5/9/2022	(7,783)
JPY	1,018,500	USD	8,116	JPMorgan Chase	5/10/2022	(265)
JPY	1,329,990	USD	10,840	HSBC Bank	5/10/2022	(588)
JPY	4,054,275	USD	33,046	HSBC Bank	5/10/2022	(1,794)
JPY	5,816,379	USD	47,368	Citibank	5/10/2022	(2,534)
USD	12,629	NZD	18,339	Bank of America	5/11/2022	789
USD	17,800	EUR	16,312	JPMorgan Chase	5/11/2022	584
USD	17,377	MXN	352,460	Standard Chartered Bank	5/11/2022	147
USD	405	PLN	1,730	BNP Paribas	5/11/2022	15
EUR	2,008	PLN	9,370	BNP Paribas	5/11/2022	8
EUR	13,064	DKK	97,170	Citibank	5/11/2022	2
MXN	52,410	USD	2,584	Standard Chartered Bank	5/11/2022	(22)
PLN	8,900	USD	2,066	Goldman Sachs	5/11/2022	(61)
CZK	44,185	USD	1,956	JPMorgan Chase	5/11/2022	(65)
EUR	5,700	USD	6,199	JPMorgan Chase	5/11/2022	(183)
SEK	73,900	USD	7,819	Bank of America	5/11/2022	(291)
EUR	8,428	USD	9,197	JPMorgan Chase	5/11/2022	(301)
GBP	14,637	USD	19,116	Citibank	5/11/2022	(711)
USD	8,732	CNH	55,806	Goldman Sachs	5/16/2022	343
USD	2,930	CNH	18,690	Morgan Stanley	5/16/2022	121
CAD	1,010	USD	801	Morgan Stanley	5/16/2022	(15)
CNH	15,300	USD	2,394	Goldman Sachs	5/16/2022	(94)
EUR	30,647	USD	33,393	Bank of America	5/16/2022	(1,038)
EUR	39,940	USD	43,267	Citibank	5/19/2022	(1,096)

16	American Funds Global Balanced Fund

Forward currency contracts (continued)

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 4/30/2022 (000)
USD	571	CLP	461,120	Standard Chartered Bank	5/20/2022	$32
CLP	461,120	USD	560	UBS AG	5/20/2022	(21)
CAD	14,745	USD	11,789	HSBC Bank	5/20/2022	(311)
KRW	75,522,788	USD	61,156	UBS AG	5/20/2022	(1,376)
USD	2,705	DKK	18,620	JPMorgan Chase	5/23/2022	61
USD	1,505	MXN	30,315	Citibank	5/23/2022	27
EUR	132,692	DKK	987,155	Morgan Stanley	5/23/2022	(10)
JPY	28,551,310	USD	222,016	Morgan Stanley	5/23/2022	(1,837)
USD	2,602	COP	9,833,990	Standard Chartered Bank	5/24/2022	129
USD	241	INR	18,470	Standard Chartered Bank	5/24/2022	1
USD	21,156	GBP	16,200	HSBC Bank	5/25/2022	786
USD	2,011	DKK	13,744	BNP Paribas	5/25/2022	59
SEK	3,480	USD	369	JPMorgan Chase	5/25/2022	(14)
EUR	8,655	USD	9,404	Citibank	5/25/2022	(263)
USD	14,555	COP	57,490,000	Morgan Stanley	5/26/2022	100
USD	653	JPY	85,140	Bank of America	5/26/2022	(4)
JPY	515,870	USD	4,026	HSBC Bank	5/26/2022	(47)
JPY	6,024,300	USD	47,013	HSBC Bank	5/26/2022	(551)
KRW	436,360	USD	352	Citibank	5/27/2022	(7)
MXN	411,940	USD	19,229	Goldman Sachs	5/31/2022	830
USD	39,068	MXN	815,240	Citibank	5/31/2022	(629)
USD	16,064	GBP	12,730	Standard Chartered Bank	6/9/2022	56
USD	1,378	NZD	2,090	JPMorgan Chase	6/9/2022	29
GBP	1,250	USD	1,577	Standard Chartered Bank	6/9/2022	(5)
EUR	47,850	USD	51,016	Morgan Stanley	6/9/2022	(438)
IDR	20,656,370	USD	1,422	Citibank	6/13/2022	(8)
BRL	165,750	USD	29,887	JPMorgan Chase	6/15/2022	3,135
USD	699	BRL	3,750	Goldman Sachs	6/15/2022	(48)
USD	30,616	BRL	162,000	Citibank	6/15/2022	(1,659)
BRL	378,500	USD	65,507	JPMorgan Chase	7/1/2022	9,541
USD	31,746	BRL	177,000	JPMorgan Chase	7/1/2022	(3,349)
USD	36,402	BRL	201,500	Citibank	7/1/2022	(3,552)
USD	3,762	COP	14,363,080	Citibank	7/5/2022	174
USD	48,251	AUD	67,411	Citibank	7/29/2022	546
USD	4,008	AUD	5,600	Citibank	7/29/2022	45
BRL	171,700	USD	29,441	JPMorgan Chase	8/10/2022	4,216
USD	30,577	BRL	171,700	JPMorgan Chase	8/10/2022	(3,080)
PLN	9,600	USD	2,315	BNP Paribas	2/2/2023	(227)
PLN	181,720	USD	43,819	BNP Paribas	2/2/2023	(4,297)
						$(16,471)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at	Upfront Premium	Unrealized (depreciation) appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		4/30/2022 (000)	paid (000)	at 4/30/2022 (000)
1.2475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	NZD	23,959	$(448)	$—	$(448)
1.234974%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	204,176		(3,835)	—	(3,835)
1.2375%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/26/2023	75,250		(1,433)	—	(1,433)
1.264%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/27/2023	188,099		(3,539)	—	(3,539)
1.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/30/2023	31,027		(587)	—	(587)
1.28%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/31/2023	31,027		(582)	—	(582)
1.30%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/3/2023	34,062		(641)	—	(641)
3-month USD-LIBOR	Quarterly	0.3302%	Semi-annual	9/21/2023	USD	40,969	1,398	—	1,398
1.4975%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/21/2023	NZD	63,786	(1,145)	—	(1,145)

American Funds Global Balanced Fund	17

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay			Notional		Value at	Upfront premium	Unrealized (depreciation) appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		4/30/2022 (000)	paid (000)	at 4/30/2022 (000)
3-month USD-LIBOR	Quarterly	0.3792%	Semi-annual	9/28/2023	USD	44,426	$1,512	$—	$1,512
1.445%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/28/2023	NZD	63,715	(1,193)	—	(1,193)
3-month USD-LIBOR	Quarterly	0.3842%	Semi-annual	9/29/2023	USD	44,426	1,514	—	1,514
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/29/2023	NZD	64,930	(1,218)	—	(1,218)
3-month USD-LIBOR	Quarterly	0.3975%	Semi-annual	9/30/2023	USD	45,110	1,530	—	1,530
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/30/2023	NZD	65,200	(1,222)	—	(1,222)
3-month USD-LIBOR	Quarterly	0.4557%	Semi-annual	10/14/2023	USD	44,426	1,531	—	1,531
3-month USD-LIBOR	Quarterly	0.4562%	Semi-annual	10/14/2023		44,426	1,531	—	1,531
1.5212%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	NZD	15,900	(303)	—	(303)
1.5125%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023		57,556	(1,101)	—	(1,101)
1.53%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023		65,649	(1,245)	—	(1,245)
3-month USD-LIBOR	Quarterly	0.4692%	Semi-annual	10/15/2023	USD	44,426	1,522	—	1,522
1.5625%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/15/2023	NZD	65,577	(1,234)	—	(1,234)
3-month USD-LIBOR	Quarterly	0.4917%	Semi-annual	10/18/2023	USD	44,498	1,517	—	1,517
1.59%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/18/2023	NZD	65,577	(1,223)	—	(1,223)
3-month USD-LIBOR	Quarterly	0.4997%	Semi-annual	10/19/2023	USD	56,981	1,940	—	1,940
1.62%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/19/2023	NZD	72,901	(1,343)	—	(1,343)
2.2525%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023		193,402	(2,565)	—	(2,565)
2.24%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023		193,402	(2,588)	—	(2,588)
2.20%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/9/2023		16,271	(224)	—	(224)
0.3653%	Semi-annual	3-month USD-LIBOR	Quarterly	3/5/2024	USD	82,280	(3,870)	—	(3,870)
3.6097%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	4/14/2024	NZD	23,900	(49)	—	(49)
U.S. EFFR	Annual	0.10875%	Annual	7/6/2025	USD	28,800	2,366	—	2,366
U.S. EFFR	Annual	0.0995%	Annual	7/9/2025		14,400	1,189	—	1,189
U.S. EFFR	Annual	0.105%	Annual	7/9/2025		14,400	1,187	—	1,187
U.S. EFFR	Annual	0.099%	Annual	7/10/2025		35,500	2,934	—	2,934
6.59%	28-day	28-day MXN-TIIE	28-day	6/25/2026	MXN	126,900	(553)	—	(553)
6.585%	28-day	28-day MXN-TIIE	28-day	6/25/2026		166,800	(729)	—	(729)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026		205,100	(877)	—	(877)
6.6175%	28-day	28-day MXN-TIIE	28-day	6/25/2026		543,800	(2,345)	—	(2,345)
6.633%	28-day	28-day MXN-TIIE	28-day	6/25/2026		565,700	(2,424)	—	(2,424)
6.58%	28-day	28-day MXN-TIIE	28-day	6/25/2026		716,200	(3,134)	—	(3,134)
6.605%	28-day	28-day MXN-TIIE	28-day	7/6/2026		466,325	(2,032)	—	(2,032)
7.20%	28-day	28-day MXN-TIIE	28-day	10/7/2026		111,800	(387)	—	(387)
7.59%	28-day	28-day MXN-TIIE	28-day	10/29/2026		212,700	(592)	—	(592)
7.62%	28-day	28-day MXN-TIIE	28-day	10/29/2026		318,971	(871)	—	(871)
7.66%	28-day	28-day MXN-TIIE	28-day	10/29/2026		520,800	(1,384)	—	(1,384)
7.64%	28-day	28-day MXN-TIIE	28-day	10/29/2026		520,800	(1,403)	—	(1,403)
7.52%	28-day	28-day MXN-TIIE	28-day	10/30/2026		657,429	(1,915)	—	(1,915)
7.475%	28-day	28-day MXN-TIIE	28-day	2/3/2027		79,150	(245)	—	(245)
8.715%	28-day	28-day MXN-TIIE	28-day	4/7/2027		162,800	(119)	—	(119)
6-month PLN-WIBOR	Semi-annual	5.7275%	Annual	4/11/2027	PLN	382,585	2,323	—	2,323
6-month PLN-WIBOR	Semi-annual	5.74%	Annual	4/11/2027		81,600	486	—	486
6-month PLN-WIBOR	Semi-annual	5.77%	Annual	4/12/2027		65,600	372	—	372
6-month PLN-WIBOR	Semi-annual	5.79%	Annual	4/12/2027		40,100	225	—	225
6-month PLN-WIBOR	Semi-annual	5.99%	Annual	4/13/2027		97,100	365	—	365
6-month PLN-WIBOR	Semi-annual	6.013%	Annual	4/13/2027		98,325	355	—	355
6-month PLN-WIBOR	Semi-annual	5.935%	Annual	4/14/2027		12,300	54	—	54
3-month USD-LIBOR	Quarterly	1.4822%	Semi-annual	3/5/2031	USD	29,680	3,450	—	3,450
							$(21,297)	$—	$(21,297)

18	American Funds Global Balanced Fund

Swap contracts (continued)

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount (000)	Value at 4/30/2022 (000)	Upfront premium paid (000)	Unrealized depreciation at 4/30/2022 (000)
1.00%	Quarterly	CDX.NA.IG.38	6/20/2027	USD372,240	$2,853	$5,408	$(2,555)

Investments in affiliates14

	Value of affiliates at 11/1/2021 (000)	Additions (000)		Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 4/30/2022 (000)	Dividend income (000)
Short-term securities 7.29%
Money market investments 6.84%
Capital Group Central Cash Fund 0.32%[13]	$693,043	$3,922,387		$2,969,943	$36	$(40)	$1,645,483	$1,371
Money market investments purchased with collateral from securities on loan 0.45%
Capital Group Central Cash Fund 0.32%[13,15]	—	108,287	[16]				108,287	—	[17]
Total short-term securities							1,753,770
Total 7.29%					$36	$(40)	$1,753,770	$1,371

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $5,544,245,000, which represented 23.03% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	All or a portion of this security was on loan. The total value of all such securities was $349,174,000, which represented 1.45% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Security did not produce income during the last 12 months.
[4]	Value determined using significant unobservable inputs.
[5]	Amount less than one thousand.
[6]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $302,824,000, which represented 1.26% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Scheduled interest and/or principal payment was not received.
[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $63,191,000, which represented .26% of the net assets of the fund.
[10]	Step bond; coupon rate may change at a later date.
[11]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[12]	Purchased on a TBA basis.

[13]	Rate represents the seven-day yield at 4/30/2022.
[14]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[15]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[16]	Represents net activity. Refer to Note 5 for more information on securities lending.
[17]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

American Funds Global Balanced Fund	19

Key to abbreviations

ADR = American Depositary Receipts

Assn. = Association

AUD = Australian dollars

BBR = Bank Base Rate

BRL = Brazilian reais

CAD = Canadian dollars

CDI = CREST Depository Interest

CLP = Chilean pesos

CNH = Chinese yuan renminbi

CNY = Chinese yuan

COP = Colombian pesos

CZK = Czech korunas

DKK = Danish kroner

EFFR = Effective Federal Funds Rate

EUR = Euros

EURIBOR = Euro Interbank Offered Rate

FRA = Forward Rate Agreement

GBP = British pounds

HUF = Hungarian forints

IDR = Indonesian rupiah

INR = Indian rupees

JPY = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

MYR = Malaysian ringgits

NZD = New Zealand dollars

PLN = Polish zloty

Ref. = Refunding

Rev. = Revenue

RUB = Russian rubles

SEK = Swedish kronor

SOFR = Secured Overnight Financing Rate

TBA = To be announced

TIIE = Equilibrium Interbank Interest Rate

UAH = Ukrainian hryvnia

USD = U.S. dollars

WIBOR = Warsaw Interbank Offer Rate

ZAR = South African rand

See notes to financial statements.

20	American Funds Global Balanced Fund

Financial statements

Statement of assets and liabilities	unaudited
at April 30, 2022	(dollars in thousands)

Assets:
Investment securities, at value (includes $349,174 of investment securities on loan):
Unaffiliated issuers (cost: $20,940,332)	$22,729,799
Affiliated issuers (cost: $1,753,761)	1,753,770	$24,483,569
Cash		8,523
Cash denominated in currencies other than U.S. dollars (cost: $5,566)		5,748
Unrealized appreciation on open forward currency contracts		24,402
Receivables for:
Sales of investments	544,450
Sales of fund’s shares	12,792
Dividends and interest	112,173
Securities lending income	66
Closed forward currency contracts	2
Variation margin on futures contracts	1,492
Variation margin on centrally cleared swap contracts	3,238
Other	2	674,215
		25,196,457
Liabilities:
Collateral for securities on loan		360,920
Unrealized depreciation on open forward currency contracts		40,873
Payables for:
Purchases of investments	670,051
Repurchases of fund’s shares	8,306
Investment advisory services	9,005
Services provided by related parties	2,388
Trustees’ deferred compensation	1,374
Closed forward currency contracts	12
Variation margin on futures contracts	3,091
Variation margin on centrally cleared swap contracts	1,728
Other	25,673	721,628
Net assets at April 30, 2022		$24,073,036

Net assets consist of:
Capital paid in on shares of beneficial interest		$22,123,427
Total distributable earnings		1,949,609
Net assets at April 30, 2022		$24,073,036

See notes to financial statements.

American Funds Global Balanced Fund	21

Financial statements (continued)

Statement of assets and liabilities	unaudited
at April 30, 2022 (continued)	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (709,083 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$5,616,201	165,496		$33.94
Class C	334,843	9,888		33.86
Class T	11	—	*	33.88
Class F-1	129,938	3,827		33.95
Class F-2	2,989,474	88,063		33.95
Class F-3	879,613	25,926		33.93
Class 529-A	311,241	9,178		33.91
Class 529-C	24,505	725		33.82
Class 529-E	12,825	379		33.88
Class 529-T	13	—	*	33.88
Class 529-F-1	11	—	*	33.93
Class 529-F-2	41,482	1,223		33.93
Class 529-F-3	11	—	*	33.94
Class R-1	4,012	118		33.89
Class R-2	45,155	1,336		33.79
Class R-2E	3,465	102		33.84
Class R-3	54,856	1,620		33.87
Class R-4	41,803	1,232		33.93
Class R-5E	6,546	193		33.91
Class R-5	22,473	661		33.98
Class R-6	13,554,558	399,116		33.96

*	Amount less than one thousand.

See notes to financial statements.

22	American Funds Global Balanced Fund

Financial statements (continued)

Statement of operations	unaudited
for the six months ended April 30, 2022	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $15,724; also includes $1,371 from affiliates)	$203,090
Interest (net of non-U.S. taxes of $428)	91,244
Securities lending income (net of fees)	242	$294,576
Fees and expenses*:
Investment advisory services	55,881
Distribution services	11,160
Transfer agent services	4,506
Administrative services	3,862
529 plan services	120
Reports to shareholders	180
Registration statement and prospectus	464
Trustees’ compensation	84
Auditing and legal	25
Custodian	793
Other	33	77,108
Net investment income		217,468

Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $447):
Unaffiliated issuers	256,662
Affiliated issuers	36
Futures contracts	6,795
Forward currency contracts	(75,115)
Swap contracts	4,426
Currency transactions	(691)	192,113
Net unrealized depreciation on:
Investments (net of non-U.S. taxes of $16,717):
Unaffiliated issuers	(3,229,520)
Affiliated issuers	(40)
Futures contracts	(2,797)
Forward currency contracts	(17,261)
Swap contracts	(5,197)
Currency translations	(3,906)	(3,258,721)
Net realized gain and unrealized depreciation		(3,066,608)

Net decrease in net assets resulting from operations		$(2,849,140)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements.

American Funds Global Balanced Fund	23

Financial statements (continued)

Statements of changes in net assets

(dollars in thousands)

	Six months ended April 30, 2022*	Year ended October 31, 2021
Operations:
Net investment income	$217,468	$447,699
Net realized gain	192,113	1,506,057
Net unrealized (depreciation) appreciation	(3,258,721)	2,510,063
Net (decrease) increase in net assets resulting from operations	(2,849,140)	4,463,819

Distributions paid to shareholders	(1,345,187)	(441,590)

Net capital share transactions	2,301,119	1,492,264

Total (decrease) increase in net assets	(1,893,208)	5,514,493

Net assets:
Beginning of period	25,966,244	20,451,751
End of period	$24,073,036	$25,966,244

*	Unaudited.

See notes to financial statements.

24	American Funds Global Balanced Fund

Notes to financial statements	unaudited

1. Organization

American Funds Global Balanced Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

American Funds Global Balanced Fund	25

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

26	American Funds Global Balanced Fund

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of April 30, 2022 (dollars in thousands):

American Funds Global Balanced Fund	27

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Financials	$1,017,417	$1,222,212	$—		$2,239,629
Information technology	1,791,778	231,843	—		2,023,621
Health care	1,290,011	510,151	—		1,800,162
Industrials	1,030,984	717,289	—		1,748,273
Consumer staples	280,332	976,456	—		1,256,788
Utilities	571,830	647,475	—		1,219,305
Communication services	883,186	86,616	—	*	969,802
Materials	423,804	501,979	—		925,783
Energy	571,118	268,288	—		839,406
Consumer discretionary	400,706	205,875	—		606,581
Real estate	380,685	176,061	—		556,746
Preferred securities	93,608	—	—		93,608
Convertible stocks	24,143	—	—		24,143
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	3,379,555	—		3,379,555
U.S. Treasury bonds & notes	—	3,047,022	—		3,047,022
Corporate bonds, notes & loans	—	1,193,999	—		1,193,999
Mortgage-backed obligations	—	544,852	—		544,852
Municipals	—	7,891	—		7,891
Short-term securities	2,006,403	—	—		2,006,403
Total	$10,766,005	$13,717,564	$—	*	$24,483,569

	Other investments†
	Level 1	Level 2	Level 3		Total
Assets:
Unrealized appreciation on futures contracts	$11,714	$—	$—		$11,714
Unrealized appreciation on open forward currency contracts	—	24,402	—		24,402
Unrealized appreciation on centrally cleared interest rate swaps	—	29,301	—		29,301
Liabilities:
Unrealized depreciation on futures contracts	(10,044)	—	—		(10,044)
Unrealized depreciation on open forward currency contracts	—	(40,873)	—		(40,873)
Unrealized depreciation on centrally cleared interest rate swaps	—	(50,598)	—		(50,598)
Unrealized depreciation on credit default swaps	—	(2,555)	—		(2,555)
Total	$1,670	$(40,323)	$—		$(38,653)

*	Amount less than one thousand.
†	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

28	American Funds Global Balanced Fund

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to the fund and its shareholders. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

American Funds Global Balanced Fund	29

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income- bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

30	American Funds Global Balanced Fund

As of April 30, 2022, the total value of securities on loan was $349,174,000, and the total value of collateral received was $366,310,000. Collateral received includes cash of $360,920,000 and U.S. government securities of $5,390,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $1,378,939,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $1,981,563,000.

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

American Funds Global Balanced Fund	31

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $1,651,198,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $239,637,000.

32	American Funds Global Balanced Fund

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the six months ended, April 30, 2022 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$11,714	Unrealized depreciation*	$10,044
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	24,402	Unrealized depreciation on open forward currency contracts	40,873
Forward currency	Currency	Receivables for closed forward currency contracts	2	Payables for closed forward currency contracts	12
Swap (centrally cleared)	Interest	Unrealized appreciation*	29,301	Unrealized depreciation*	50,598
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	2,555
			$65,419		$104,082

		Net realized gain (loss)		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$6,795	Net unrealized depreciation on futures contracts	$(2,797)
Forward currency	Currency	Net realized loss on forward currency contracts	(75,115)	Net unrealized depreciation on forward currency contracts	(17,261)
Swap	Interest	Net realized gain on swap contracts	1,793	Net unrealized depreciation on swap contracts	(2,653)
Swap	Credit	Net realized gain on swap contracts	2,633	Net unrealized depreciation on swap contracts	(2,544)
			$(63,894)		$(25,255)

*	Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For futures contracts, centrally cleared interest rate swaps and credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

American Funds Global Balanced Fund	33

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of April 30, 2022, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America	$804	$(804)	$—	$—	$—
BNP Paribas	94	(94)	—	—	—
Citibank	796	(796)	—	—	—
Goldman Sachs	1,176	(203)	—	(830)	143
HSBC Bank	786	(786)	—	—	—
JPMorgan Chase	20,045	(15,465)	(4,102)	—	478
Morgan Stanley	221	(221)	—	—	—
Standard Chartered Bank	466	(466)	—	—	—
UBS AG	16	(16)	—	—	—
Total	$24,404	$(18,851)	$(4,102)	$(830)	$621
Liabilities:
Bank of America	$1,872	$(804)	$(1,068)	$—	$—
BNP Paribas	4,603	(94)	(4,478)	—	31
Citibank	10,459	(796)	(9,049)	—	614
Goldman Sachs	203	(203)	—	—	—
HSBC Bank	3,291	(786)	(2,505)	—	—
JPMorgan Chase	15,465	(15,465)	—	—	—
Morgan Stanley	2,307	(221)	(2,086)	—	—
Standard Chartered Bank	1,277	(466)	(790)	—	21
UBS AG	1,408	(16)	(1,392)	—	—
Total	$40,885	$(18,851)	$(21,368)	$—	$666

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2022, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

34	American Funds Global Balanced Fund

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2021, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$105,612
Undistributed long-term capital gains	1,092,287

As of April 30, 2022, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$3,646,253
Gross unrealized depreciation on investments	(1,921,445)
Net unrealized appreciation on investments	1,724,808
Cost of investments	22,714,700

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended April 30, 2022						Year ended October 31, 2021
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class A	$53,046		$262,297		$315,343		$97,554		$—	$97,554
Class C	1,875		16,787		18,662		3,632		—	3,632
Class T	—	*	1		1		—	*	—	—	*
Class F-1	1,224		6,234		7,458		2,492		—	2,492
Class F-2	30,825		131,384		162,209		50,448		—	50,448
Class F-3	9,811		40,162		49,973		16,666		—	16,666
Class 529-A	2,903		14,365		17,268		5,243		—	5,243
Class 529-C	131		1,248		1,379		275		—	275
Class 529-E	104		597		701		191		—	191
Class 529-T	—	*	1		1		—	*	—	—	*
Class 529-F-1	—	*	—	*	—	*	—	*	—	—	*
Class 529-F-2	437		1,869		2,306		816		—	816
Class 529-F-3	—	*	—	*	—	*	—	*	—	—	*
Class R-1	21		182		203		46		—	46
Class R-2	246		2,077		2,323		430		—	430
Class R-2E	23		145		168		36		—	36
Class R-3	432		2,570		3,002		816		—	816
Class R-4	391		1,938		2,329		787		—	787
Class R-5E	68		303		371		105		—	105
Class R-5	252		1,142		1,394		510		—	510
Class R-6	149,833		610,263		760,096		261,543		—	261,543
Total	$251,622		$1,093,565		$1,345,187		$441,590		$—	$441,590

*	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

American Funds Global Balanced Fund	35

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.660% on the first $500 million of daily net assets and decreasing to 0.417% on such assets in excess of $17 billion. On March 8, 2022, the fund’s board of trustees approved an amended investment advisory and service agreement effective May 1, 2022, decreasing the annual rate to 0.414% on daily net assets in excess of $27.5 billion. For the six months ended April 30, 2022, the investment advisory services fees were $55,881,000, which were equivalent to an annualized rate of 0.434% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of April 30, 2022, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

36	American Funds Global Balanced Fund

Prior to January 1, 2022, the quarterly fees were based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. Effective January 1, 2022, the quarterly fees were amended to a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended April 30, 2022, the 529 plan services fees were $120,000, which were equivalent to 0.057% of the average daily net assets of each 529 share class.

For the six months ended April 30, 2022, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$8,071	$2,340		$921		Not applicable
Class C	1,925	148		58		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	181	92		22		Not applicable
Class F-2	Not applicable	1,625		468		Not applicable
Class F-3	Not applicable	1		141		Not applicable
Class 529-A	387	115		50		$96
Class 529-C	140	10		4		8
Class 529-E	35	2		2		4
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	9		7		12
Class 529-F-3	Not applicable	—		—	*	—	*
Class R-1	22	1		1		Not applicable
Class R-2	181	77		7		Not applicable
Class R-2E	11	4		—	*	Not applicable
Class R-3	150	39		9		Not applicable
Class R-4	57	19		7		Not applicable
Class R-5E	Not applicable	5		1		Not applicable
Class R-5	Not applicable	6		4		Not applicable
Class R-6	Not applicable	13		2,160		Not applicable
Total class-specific expenses	$11,160	$4,506		$3,862		$120

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $84,000 in the fund’s statement of operations reflects $79,000 in current fees (either paid in cash or deferred) and a net increase of $5,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended April 30, 2022, the fund engaged in such purchase and sale transactions with related funds in the amounts of $52,669,000 and $99,606,000, respectively, which generated $48,731,000 of net realized gains from such sales.

American Funds Global Balanced Fund	37

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended April 30, 2022.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2022

Class A	$274,132	7,275	$311,668	8,270		$(378,768)	(10,132)	$207,032	5,413
Class C	21,284	565	18,574	493		(60,339)	(1,619)	(20,481)	(561)
Class T	—	—	—	—		—	—	—	—
Class F-1	10,683	282	7,369	195		(17,956)	(479)	96	(2)
Class F-2	519,940	13,850	155,957	4,140		(296,000)	(7,927)	379,897	10,063
Class F-3	112,030	2,976	48,405	1,286		(87,270)	(2,350)	73,165	1,912
Class 529-A	21,253	563	17,264	458		(22,030)	(584)	16,487	437
Class 529-C	2,426	65	1,372	36		(6,252)	(166)	(2,454)	(65)
Class 529-E	1,156	30	701	20		(1,356)	(36)	501	14
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	—	—	1	—	†	—	—	1	— †
Class 529-F-2	5,344	141	2,306	61		(4,545)	(119)	3,105	83
Class 529-F-3	—	—	1	—	†	—	—	1	— †
Class R-1	196	5	203	5		(1,067)	(27)	(668)	(17)
Class R-2	7,125	193	2,310	62		(7,064)	(189)	2,371	66
Class R-2E	590	15	168	4		(95)	(2)	663	17
Class R-3	7,219	192	2,998	80		(8,151)	(217)	2,066	55
Class R-4	5,386	143	2,329	62		(8,167)	(213)	(452)	(8)
Class R-5E	551	14	371	10		(727)	(19)	195	5
Class R-5	3,779	104	1,379	36		(6,161)	(164)	(1,003)	(24)
Class R-6	969,957	24,878	760,025	20,174		(89,386)	(2,353)	1,640,596	42,699
Total net increase (decrease)	$1,963,051	51,291	$1,333,402	35,392		$(995,334)	(26,596)	$2,301,119	60,087

See end of table for footnotes.

38	American Funds Global Balanced Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2021

Class A	$657,803	17,079	$96,117		2,485		$(652,057)	(16,955)	$101,863	2,609
Class C	58,409	1,523	3,608		94		(120,290)	(3,138)	(58,273)	(1,521)
Class T	—	—	—		—		—	—	—	—
Class F-1	50,560	1,320	2,460		64		(78,376)	(2,036)	(25,356)	(652)
Class F-2	1,004,641	26,086	48,385		1,249		(469,060)	(12,136)	583,966	15,199
Class F-3	274,533	7,148	16,099		416		(139,663)	(3,628)	150,969	3,936
Class 529-A	46,330	1,208	5,242		136		(45,149)	(1,175)	6,423	169
Class 529-C	7,689	204	274		7		(14,533)	(378)	(6,570)	(167)
Class 529-E	1,497	39	191		5		(1,865)	(49)	(177)	(5)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	— †	— †	— †	— †
Class 529-F-2	12,960	339	816		21		(11,145)	(287)	2,631	73
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	1,456	38	46		1		(1,528)	(40)	(26)	(1)
Class R-2	12,944	337	428		11		(12,810)	(335)	562	13
Class R-2E	1,008	26	36		1		(571)	(15)	473	12
Class R-3	9,888	257	814		21		(16,913)	(440)	(6,211)	(162)
Class R-4	9,499	247	785		20		(12,477)	(322)	(2,193)	(55)
Class R-5E	4,226	110	105		3		(2,186)	(57)	2,145	56
Class R-5	9,386	242	502		13		(8,534)	(219)	1,354	36
Class R-6	2,435,502	63,539	261,521		6,760		(1,956,339)	(50,417)	740,684	19,882
Total net increase (decrease)	$4,598,331	119,742	$437,429		11,307		$(3,543,496)	(91,627)	$1,492,264	39,422

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $7,184,514,000 and $6,507,870,000, respectively, during the six months ended April 30, 2022.

American Funds Global Balanced Fund	39

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimbursements[4]		Ratio of expenses to average net assets after reimbursements[3,4]		Ratio of net income to average net assets[3]
Class A:
4/30/2022[5,6]	$39.99	$.27	$(4.35)	$(4.08)	$(.33)	$(1.64)	$(1.97)	$33.94	(10.70)%[7]	$5,616		.82%[8]		.82%[8]		1.46%[8]
10/31/2021	33.54	.62	6.45	7.07	(.62)	—	(.62)	39.99	21.16	6,402		.82		.82		1.61
10/31/2020	32.93	.59	.50	1.09	(.48)	—	(.48)	33.54	3.36	5,282		.83		.83		1.76
10/31/2019	30.44	.71	2.43	3.14	(.65)	—	(.65)	32.93	10.40	5,422		.83		.83		2.24
10/31/2018	32.48	.70	(1.58)	(.88)	(.68)	(.48)	(1.16)	30.44	(2.85)	5,091		.84		.84		2.15
10/31/2017	29.66	.60	2.78	3.38	(.56)	—	(.56)	32.48	11.51	5,049		.85		.85		1.95
Class C:
4/30/2022[5,6]	39.91	.13	(4.36)	(4.23)	(.18)	(1.64)	(1.82)	33.86	(11.02)[7]	335		1.55	[8]	1.55	[8]	.71	[8]
10/31/2021	33.47	.34	6.43	6.77	(.33)	—	(.33)	39.91	20.26	417		1.55		1.55		.87
10/31/2020	32.85	.35	.49	.84	(.22)	—	(.22)	33.47	2.58	401		1.57		1.57		1.07
10/31/2019	30.36	.47	2.42	2.89	(.40)	—	(.40)	32.85	9.57	576		1.59		1.59		1.48
10/31/2018	32.39	.45	(1.56)	(1.11)	(.44)	(.48)	(.92)	30.36	(3.58)	606		1.61		1.61		1.39
10/31/2017	29.58	.36	2.77	3.13	(.32)	—	(.32)	32.39	10.64	636		1.63		1.63		1.17
Class T:
4/30/2022[5,6]	39.93	.33	(4.36)	(4.03)	(.38)	(1.64)	(2.02)	33.88	(10.57)[7,9]	—	[10]	.54	[8,9]	.54	[8,9]	1.76	[8,9]
10/31/2021	33.49	.71	6.44	7.15	(.71)	—	(.71)	39.93	21.44 [9]	—	[10]	.56	[9]	.56	[9]	1.85	[9]
10/31/2020	32.91	.65	.49	1.14	(.56)	—	(.56)	33.49	3.55 [9]	—	[10]	.58	[9]	.58	[9]	1.97	[9]
10/31/2019	30.43	.78	2.43	3.21	(.73)	—	(.73)	32.91	10.65 [9]	—	[10]	.58	[9]	.58	[9]	2.45	[9]
10/31/2018	32.48	.76	(1.57)	(.81)	(.76)	(.48)	(1.24)	30.43	(2.67)[9]	—	[10]	.62	[9]	.62	[9]	2.34	[9]
10/31/2017[5,11]	30.58	.38	1.86	2.24	(.34)	—	(.34)	32.48	7.36 [7,9]	—	[10]	.62	[8,9]	.62	[8,9]	2.12	[8,9]
Class F-1:
4/30/2022[5,6]	40.01	.27	(4.37)	(4.10)	(.32)	(1.64)	(1.96)	33.95	(10.74)[7]	130		.85	[8]	.85	[8]	1.42	[8]
10/31/2021	33.55	.61	6.45	7.06	(.60)	—	(.60)	40.01	21.11	153		.85		.85		1.58
10/31/2020	32.95	.58	.49	1.07	(.47)	—	(.47)	33.55	3.33	150		.86		.86		1.75
10/31/2019	30.45	.70	2.43	3.13	(.63)	—	(.63)	32.95	10.37	175		.88		.88		2.18
10/31/2018	32.49	.69	(1.58)	(.89)	(.67)	(.48)	(1.15)	30.45	(2.90)	158		.89		.89		2.12
10/31/2017	29.66	.59	2.78	3.37	(.54)	—	(.54)	32.49	11.43	167		.90		.90		1.90
Class F-2:
4/30/2022[5,6]	40.01	.32	(4.37)	(4.05)	(.37)	(1.64)	(2.01)	33.95	(10.59)[7]	2,989		.58	[8]	.58	[8]	1.72	[8]
10/31/2021	33.55	.72	6.45	7.17	(.71)	—	(.71)	40.01	21.45	3,121		.58		.58		1.86
10/31/2020	32.95	.67	.49	1.16	(.56)	—	(.56)	33.55	3.59	2,107		.59		.59		2.01
10/31/2019	30.46	.78	2.43	3.21	(.72)	—	(.72)	32.95	10.63	2,137		.61		.61		2.44
10/31/2018	32.50	.77	(1.57)	(.80)	(.76)	(.48)	(1.24)	30.46	(2.63)	1,602		.62		.62		2.38
10/31/2017	29.68	.67	2.78	3.45	(.63)	—	(.63)	32.50	11.75	1,119		.64		.64		2.16
Class F-3:
4/30/2022[5,6]	39.99	.34	(4.37)	(4.03)	(.39)	(1.64)	(2.03)	33.93	(10.55)[7]	880		.48	[8]	.48	[8]	1.81	[8]
10/31/2021	33.53	.76	6.44	7.20	(.74)	—	(.74)	39.99	21.58	960		.48		.48		1.96
10/31/2020	32.93	.70	.49	1.19	(.59)	—	(.59)	33.53	3.71	673		.49		.49		2.11
10/31/2019	30.44	.81	2.43	3.24	(.75)	—	(.75)	32.93	10.75	647		.51		.51		2.54
10/31/2018	32.48	.80	(1.57)	(.77)	(.79)	(.48)	(1.27)	30.44	(2.54)	421		.52		.52		2.48
10/31/2017[5,12]	30.03	.52	2.40	2.92	(.47)	—	(.47)	32.48	9.78 [7]	271		.53	[8]	.53	[8]	2.14	[8]
Class 529-A:
4/30/2022[5,6]	39.97	.27	(4.36)	(4.09)	(.33)	(1.64)	(1.97)	33.91	(10.71)[7]	311		.83	[8]	.83	[8]	1.45	[8]
10/31/2021	33.52	.61	6.44	7.05	(.60)	—	(.60)	39.97	21.12	349		.85		.85		1.59
10/31/2020	32.91	.57	.51	1.08	(.47)	—	(.47)	33.52	3.34	287		.86		.86		1.72
10/31/2019	30.42	.69	2.43	3.12	(.63)	—	(.63)	32.91	10.34	266		.88		.88		2.19
10/31/2018	32.47	.68	(1.58)	(.90)	(.67)	(.48)	(1.15)	30.42	(2.93)	253		.89		.89		2.11
10/31/2017	29.64	.59	2.79	3.38	(.55)	—	(.55)	32.47	11.50	241		.90		.90		1.90

See end of table for footnotes.

40	American Funds Global Balanced Fund

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimbursements[4]		Ratio of expenses to average net assets after reimbursements[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
4/30/2022[5,6]	$39.85	$.12	$(4.34)	$(4.22)	$(.17)	$(1.64)	$(1.81)	$33.82	(11.05)%[7]	$25		1.59%[8]		1.59%[8]		.66%[8]
10/31/2021	33.42	.32	6.42	6.74	(.31)	—	(.31)	39.85	20.24	31		1.59		1.59		.83
10/31/2020	32.79	.36	.47	.83	(.20)	—	(.20)	33.42	2.54	32		1.62		1.62		1.08
10/31/2019	30.31	.45	2.41	2.86	(.38)	—	(.38)	32.79	9.50	72		1.64		1.64		1.43
10/31/2018	32.34	.43	(1.57)	(1.14)	(.41)	(.48)	(.89)	30.31	(3.66)	75		1.66		1.66		1.33
10/31/2017	29.53	.34	2.78	3.12	(.31)	—	(.31)	32.34	10.61	87		1.69		1.69		1.11
Class 529-E:
4/30/2022[5,6]	39.93	.23	(4.36)	(4.13)	(.28)	(1.64)	(1.92)	33.88	(10.80)[7]	13		1.06	[8]	1.06	[8]	1.22	[8]
10/31/2021	33.49	.53	6.43	6.96	(.52)	—	(.52)	39.93	20.85	15		1.07		1.07		1.37
10/31/2020	32.88	.51	.50	1.01	(.40)	—	(.40)	33.49	3.11	12		1.08		1.08		1.52
10/31/2019	30.39	.63	2.42	3.05	(.56)	—	(.56)	32.88	10.11	13		1.10		1.10		1.97
10/31/2018	32.43	.61	(1.57)	(.96)	(.60)	(.48)	(1.08)	30.39	(3.13)	14		1.12		1.12		1.88
10/31/2017	29.61	.52	2.78	3.30	(.48)	—	(.48)	32.43	11.19	14		1.13		1.13		1.67
Class 529-T:
4/30/2022[5,6]	39.93	.31	(4.35)	(4.04)	(.37)	(1.64)	(2.01)	33.88	(10.59)[7,9]	—	[10]	.59	[8,9]	.59	[8,9]	1.68	[8,9]
10/31/2021	33.49	.70	6.43	7.13	(.69)	—	(.69)	39.93	21.42 [9]	—	[10]	.61	[9]	.61	[9]	1.80	[9]
10/31/2020	32.91	.64	.49	1.13	(.55)	—	(.55)	33.49	3.50 [9]	—	[10]	.63	[9]	.63	[9]	1.92	[9]
10/31/2019	30.43	.75	2.44	3.19	(.71)	—	(.71)	32.91	10.57 [9]	—	[10]	.64	[9]	.64	[9]	2.37	[9]
10/31/2018	32.48	.75	(1.57)	(.82)	(.75)	(.48)	(1.23)	30.43	(2.71)[9]	—	[10]	.65	[9]	.65	[9]	2.31	[9]
10/31/2017[5,11]	30.58	.37	1.86	2.23	(.33)	—	(.33)	32.48	7.33 [7,9]	—	[10]	.68	[8,9]	.68	[8,9]	2.06	[8,9]
Class 529-F-1:
4/30/2022[5,6]	39.98	.30	(4.35)	(4.05)	(.36)	(1.64)	(2.00)	33.93	(10.64)[7,9]	—	[10]	.67	[8,9]	.67	[8,9]	1.64	[8,9]
10/31/2021	33.53	.69	6.45	7.14	(.69)	—	(.69)	39.98	21.40 [9]	—	[10]	.65	[9]	.65	[9]	1.80	[9]
10/31/2020	32.93	.65	.50	1.15	(.55)	—	(.55)	33.53	3.56 [9]	—	[10]	.63	[9]	.63	[9]	1.96	[9]
10/31/2019	30.44	.77	2.42	3.19	(.70)	—	(.70)	32.93	10.60	35		.65		.65		2.42
10/31/2018	32.48	.75	(1.56)	(.81)	(.75)	(.48)	(1.23)	30.44	(2.67)	32		.66		.66		2.33
10/31/2017	29.66	.65	2.78	3.43	(.61)	—	(.61)	32.48	11.69	22		.69		.69		2.11
Class 529-F-2:
4/30/2022[5,6]	39.99	.32	(4.37)	(4.05)	(.37)	(1.64)	(2.01)	33.93	(10.61)[7]	41		.57	[8]	.57	[8]	1.71	[8]
10/31/2021	33.54	.71	6.44	7.15	(.70)	—	(.70)	39.99	21.43	46		.60		.60		1.84
10/31/2020[5,13]	33.54	—	—	—	—	—	—	33.54	— [7]	36		—	[7]	—	[7]	—	[7]
Class 529-F-3:
4/30/2022[5,6]	40.00	.33	(4.37)	(4.04)	(.38)	(1.64)	(2.02)	33.94	(10.57)[7]	—	[10]	.54	[8]	.54	[8]	1.77	[8]
10/31/2021	33.54	.73	6.45	7.18	(.72)	—	(.72)	40.00	21.50	—	[10]	.59		.54		1.90
10/31/2020[5,13]	33.54	—	—	—	—	—	—	33.54	— [7]	—	[10]	—	[7]	—	[7]	—	[7]
Class R-1:
4/30/2022[5,6]	39.92	.14	(4.35)	(4.21)	(.18)	(1.64)	(1.82)	33.89	(11.02)[7]	4		1.51	[8]	1.51	[8]	.76	[8]
10/31/2021	33.49	.35	6.42	6.77	(.34)	—	(.34)	39.92	20.27	5		1.55		1.55		.90
10/31/2020	32.88	.34	.50	.84	(.23)	—	(.23)	33.49	2.56	5		1.59		1.59		1.01
10/31/2019	30.38	.47	2.42	2.89	(.39)	—	(.39)	32.88	9.57	5		1.61		1.61		1.47
10/31/2018	32.42	.44	(1.57)	(1.13)	(.43)	(.48)	(.91)	30.38	(3.62)	5		1.62		1.62		1.37
10/31/2017	29.59	.37	2.77	3.14	(.31)	—	(.31)	32.42	10.68	5		1.63		1.63		1.19

See end of table for footnotes.

American Funds Global Balanced Fund	41

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimbursements[4]		Ratio of expenses to average net assets after reimbursements[3,4]		Ratio of net income to average net assets[3]
Class R-2:
4/30/2022[5,6]	$39.83	$.14	$(4.35)	$(4.21)	$(.19)	$(1.64)	$(1.83)	$33.79	(11.05)%[7]	$45		1.55%[8]		1.55%[8]		.74%[8]
10/31/2021	33.41	.34	6.42	6.76	(.34)	—	(.34)	39.83	20.26	51		1.56		1.56		.88
10/31/2020	32.80	.34	.50	.84	(.23)	—	(.23)	33.41	2.61	42		1.58		1.58		1.02
10/31/2019	30.33	.47	2.41	2.88	(.41)	—	(.41)	32.80	9.54	46		1.59		1.59		1.47
10/31/2018	32.37	.45	(1.57)	(1.12)	(.44)	(.48)	(.92)	30.33	(3.57)	44		1.60		1.60		1.39
10/31/2017	29.55	.37	2.78	3.15	(.33)	—	(.33)	32.37	10.68	48		1.60		1.60		1.20
Class R-2E:
4/30/2022[5,6]	39.89	.19	(4.36)	(4.17)	(.24)	(1.64)	(1.88)	33.84	(10.91)[7]	3		1.28	[8]	1.28	[8]	1.03	[8]
10/31/2021	33.46	.45	6.43	6.88	(.45)	—	(.45)	39.89	20.59	3		1.28		1.28		1.17
10/31/2020	32.86	.43	.50	.93	(.33)	—	(.33)	33.46	2.86	3		1.30		1.30		1.31
10/31/2019	30.37	.56	2.43	2.99	(.50)	—	(.50)	32.86	9.92	3		1.30		1.30		1.75
10/31/2018	32.44	.56	(1.59)	(1.03)	(.56)	(.48)	(1.04)	30.37	(3.34)	2		1.31		1.31		1.75
10/31/2017	29.64	.46	2.78	3.24	(.44)	—	(.44)	32.44	11.01	1		1.33		1.33		1.48
Class R-3:
4/30/2022[5,6]	39.92	.22	(4.36)	(4.14)	(.27)	(1.64)	(1.91)	33.87	(10.83)[7]	55		1.11	[8]	1.11	[8]	1.17	[8]
10/31/2021	33.48	.50	6.44	6.94	(.50)	—	(.50)	39.92	20.79	63		1.12		1.12		1.31
10/31/2020	32.87	.49	.50	.99	(.38)	—	(.38)	33.48	3.06	58		1.13		1.13		1.47
10/31/2019	30.39	.61	2.41	3.02	(.54)	—	(.54)	32.87	10.03	62		1.15		1.15		1.91
10/31/2018	32.43	.59	(1.57)	(.98)	(.58)	(.48)	(1.06)	30.39	(3.16)	57		1.16		1.16		1.83
10/31/2017	29.61	.51	2.78	3.29	(.47)	—	(.47)	32.43	11.18	54		1.16		1.16		1.65
Class R-4:
4/30/2022[5,6]	39.99	.27	(4.36)	(4.09)	(.33)	(1.64)	(1.97)	33.93	(10.71)[7]	42		.81	[8]	.81	[8]	1.46	[8]
10/31/2021	33.53	.62	6.45	7.07	(.61)	—	(.61)	39.99	21.14	50		.82		.82		1.61
10/31/2020	32.93	.59	.49	1.08	(.48)	—	(.48)	33.53	3.36	43		.83		.83		1.77
10/31/2019	30.44	.70	2.43	3.13	(.64)	—	(.64)	32.93	10.37	49		.85		.85		2.21
10/31/2018	32.48	.69	(1.57)	(.88)	(.68)	(.48)	(1.16)	30.44	(2.87)	42		.86		.86		2.14
10/31/2017	29.66	.60	2.78	3.38	(.56)	—	(.56)	32.48	11.49	36		.87		.87		1.94
Class R-5E:
4/30/2022[5,6]	39.96	.31	(4.36)	(4.05)	(.36)	(1.64)	(2.00)	33.91	(10.60)[7]	7		.63	[8]	.63	[8]	1.65	[8]
10/31/2021	33.51	.70	6.44	7.14	(.69)	—	(.69)	39.96	21.39	8		.63		.63		1.80
10/31/2020	32.92	.65	.48	1.13	(.54)	—	(.54)	33.51	3.55	4		.64		.64		1.95
10/31/2019	30.43	.76	2.44	3.20	(.71)	—	(.71)	32.92	10.58	3		.65		.65		2.38
10/31/2018	32.48	.73	(1.54)	(.81)	(.76)	(.48)	(1.24)	30.43	(2.66)	1		.65		.65		2.31
10/31/2017	29.64	.69	2.79	3.48	(.64)	—	(.64)	32.48	11.86	—	[10]	.75		.57		2.23
Class R-5:
4/30/2022[5,6]	40.05	.32	(4.37)	(4.05)	(.38)	(1.64)	(2.02)	33.98	(10.55)[7]	22		.52	[8]	.52	[8]	1.73	[8]
10/31/2021	33.58	.75	6.45	7.20	(.73)	—	(.73)	40.05	21.49	27		.53		.53		1.93
10/31/2020	32.98	.68	.50	1.18	(.58)	—	(.58)	33.58	3.68	22		.54		.54		2.05
10/31/2019	30.48	.79	2.44	3.23	(.73)	—	(.73)	32.98	10.71	21		.56		.56		2.47
10/31/2018	32.53	.79	(1.59)	(.80)	(.77)	(.48)	(1.25)	30.48	(2.61)	22		.57		.57		2.43
10/31/2017	29.70	.69	2.79	3.48	(.65)	—	(.65)	32.53	11.84	20		.58		.58		2.22
Class R-6:
4/30/2022[5,6]	40.02	.34	(4.37)	(4.03)	(.39)	(1.64)	(2.03)	33.96	(10.56)[7]	13,555		.48	[8]	.48	[8]	1.81	[8]
10/31/2021	33.56	.76	6.44	7.20	(.74)	—	(.74)	40.02	21.59	14,265		.48		.48		1.96
10/31/2020	32.96	.70	.49	1.19	(.59)	—	(.59)	33.56	3.71	11,295		.49		.49		2.11
10/31/2019	30.47	.81	2.43	3.24	(.75)	—	(.75)	32.96	10.74	10,683		.50		.50		2.55
10/31/2018	32.51	.80	(1.57)	(.77)	(.79)	(.48)	(1.27)	30.47	(2.53)	8,032		.52		.52		2.48
10/31/2017	29.68	.70	2.79	3.49	(.66)	—	(.66)	32.51	11.90	6,475		.53		.53		2.27

See end of table for footnotes.

42	American Funds Global Balanced Fund

Financial highlights (continued)

	Six months ended April 30,	Year ended October 31,
Portfolio turnover rate for all share classes[14,15]	2022[5,6,7]	2021	2020	2019	2018	2017
Excluding mortgage dollar roll transactions	21%	56%	65%	44%	45%	37%
Including mortgage dollar roll transactions	28%	69%	83%	60%	59%	44%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the years shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[14]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[15]	Refer to Note 5 for more information on mortgage dollar rolls.

See notes to financial statements.

American Funds Global Balanced Fund	43

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2021, through April 30, 2022).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

44	American Funds Global Balanced Fund

Expense example (continued)

	Beginning account value 11/1/2021	Ending account value 4/30/2022	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$892.96	$3.85	.82%
Class A – assumed 5% return	1,000.00	1,020.73	4.11	.82
Class C – actual return	1,000.00	889.83	7.26	1.55
Class C – assumed 5% return	1,000.00	1,017.11	7.75	1.55
Class T – actual return	1,000.00	894.33	2.54	.54
Class T – assumed 5% return	1,000.00	1,022.12	2.71	.54
Class F-1 – actual return	1,000.00	892.61	3.99	.85
Class F-1 – assumed 5% return	1,000.00	1,020.58	4.26	.85
Class F-2 – actual return	1,000.00	894.11	2.72	.58
Class F-2 – assumed 5% return	1,000.00	1,021.92	2.91	.58
Class F-3 – actual return	1,000.00	894.50	2.25	.48
Class F-3 – assumed 5% return	1,000.00	1,022.41	2.41	.48
Class 529-A – actual return	1,000.00	892.88	3.90	.83
Class 529-A – assumed 5% return	1,000.00	1,020.68	4.16	.83
Class 529-C – actual return	1,000.00	889.50	7.45	1.59
Class 529-C – assumed 5% return	1,000.00	1,016.91	7.95	1.59
Class 529-E – actual return	1,000.00	891.96	4.97	1.06
Class 529-E – assumed 5% return	1,000.00	1,019.54	5.31	1.06
Class 529-T – actual return	1,000.00	894.12	2.77	.59
Class 529-T – assumed 5% return	1,000.00	1,021.87	2.96	.59
Class 529-F-1 – actual return	1,000.00	893.61	3.15	.67
Class 529-F-1 – assumed 5% return	1,000.00	1,021.47	3.36	.67
Class 529-F-2 – actual return	1,000.00	893.85	2.68	.57
Class 529-F-2 – assumed 5% return	1,000.00	1,021.97	2.86	.57
Class 529-F-3 – actual return	1,000.00	894.29	2.54	.54
Class 529-F-3 – assumed 5% return	1,000.00	1,022.12	2.71	.54
Class R-1 – actual return	1,000.00	889.85	7.08	1.51
Class R-1 – assumed 5% return	1,000.00	1,017.31	7.55	1.51
Class R-2 – actual return	1,000.00	889.52	7.26	1.55
Class R-2 – assumed 5% return	1,000.00	1,017.11	7.75	1.55
Class R-2E – actual return	1,000.00	890.94	6.00	1.28
Class R-2E – assumed 5% return	1,000.00	1,018.45	6.41	1.28
Class R-3 – actual return	1,000.00	891.66	5.21	1.11
Class R-3 – assumed 5% return	1,000.00	1,019.29	5.56	1.11
Class R-4 – actual return	1,000.00	892.94	3.80	.81
Class R-4 – assumed 5% return	1,000.00	1,020.78	4.06	.81
Class R-5E – actual return	1,000.00	894.00	2.96	.63
Class R-5E – assumed 5% return	1,000.00	1,021.67	3.16	.63
Class R-5 – actual return	1,000.00	894.48	2.44	.52
Class R-5 – assumed 5% return	1,000.00	1,022.22	2.61	.52
Class R-6 – actual return	1,000.00	894.37	2.25	.48
Class R-6 – assumed 5% return	1,000.00	1,022.41	2.41	.48

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

American Funds Global Balanced Fund	45

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2023. The agreement was amended to add an additional advisory fee breakpoint for when the fund’s net assets exceed $27.5 billion. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objectives. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2021. They generally placed greater emphasis on longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses were generally competitive with those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

46	American Funds Global Balanced Fund

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that, since 2019, CRMC has borne the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed to the fund by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

American Funds Global Balanced Fund	47

Liquidity Risk Management Program	unaudited

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2020, through September 30, 2021. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

48	American Funds Global Balanced Fund

This page was intentionally left blank.

American Funds Global Balanced Fund	49

This page was intentionally left blank.

50	American Funds Global Balanced Fund

This page was intentionally left blank.

American Funds Global Balanced Fund	51

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

52	American Funds Global Balanced Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

American Funds Global Balanced Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds Global Balanced Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2022, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

American Funds Distributors, Inc., member of FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2021.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2021. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2021. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 63% of the time, based on the 20-year period ended December 31, 2021, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS GLOBAL BALANCED FUND

By __/s/ Herbert Y. Poon____________________
Herbert Y. Poon, Principal Executive Officer

Date: June 30, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Herbert Y. Poon_________________
Herbert Y. Poon, Principal Executive Officer

Date: June 30, 2022

By ___/s/ Hong T. Le __________
Hong T. Le, Treasurer and Principal Financial Officer

Date: June 30, 2022